UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08162

Master Investment Portfolio

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security	Shares	Value
COMMON STOCKS—95.72%

AEROSPACE & DEFENSE—1.26%
Lockheed Martin Corp.(1)	225,467	$16,939,336
Rockwell Collins Inc.	1,135	63,957

		17,003,293
AGRICULTURE—2.13%
Altria Group Inc.	51,139	3,623,710
Archer-Daniels-Midland Co.(1)	476,648	16,039,205
Reynolds American Inc.(1)	56,963	6,009,596
UST Inc.(1)	74,963	3,118,461

		28,790,972
AIRLINES—0.07%
Southwest Airlines Co.	55,830	1,004,382

		1,004,382
AUTO MANUFACTURERS—0.00%
PACCAR Inc.	661	46,587

		46,587
AUTO PARTS & EQUIPMENT—0.24%
American Axle & Manufacturing Holdings Inc.(1)	26,146	447,881
Autoliv Inc.	49,676	2,810,668

		3,258,549
BANKS—5.12%
Bank of America Corp.	747,060	34,021,112
Comerica Inc.(1)	23,305	1,350,991
U.S. Bancorp	347,177	10,588,898
UnionBanCal Corp.	9,734	682,937
Wachovia Corp.(1)	401,020	22,477,171

		69,121,109
BEVERAGES—2.42%
Anheuser-Busch Companies Inc.(1)	221,457	9,471,716
Coca-Cola Co. (The)	298,543	12,499,995
Coca-Cola Enterprises Inc.	77,790	1,582,249
Pepsi Bottling Group Inc.	279,307	8,488,140
PepsiAmericas Inc.(1)	25,934	634,086

		32,676,186
BIOTECHNOLOGY—0.59%
Amgen Inc.(2)	109,335	7,954,121

		7,954,121

BUILDING MATERIALS—0.29%
Masco Corp.(1)	119,668	3,888,013

		3,888,013
CHEMICALS—1.37%
Dow Chemical Co. (The)(1)	413,743	16,797,966
Eastman Chemical Co.(1)	29,881	1,529,310
Huntsman Corp.(1)(2)	11,519	222,317

		18,549,593
COMMERCIAL SERVICES—2.41%
Accenture Ltd.	345,805	10,398,356
Apollo Group Inc. Class A(1)(2)	24,990	1,312,225
Block (H & R) Inc.	92,880	2,010,852
Career Education Corp.(1)(2)	44,235	1,668,987
Cendant Corp.	692,350	12,012,272
Convergys Corp.(2)	109,530	1,994,541
Deluxe Corp.	3,692	96,620
Education Management Corp.(2)	4,253	176,925
Equifax Inc.	5,001	186,237
Manpower Inc.	26,807	1,532,824
Moody’s Corp.	7,156	511,368
PHH Corp.(2)	6,538	174,565
Rent-A-Center Inc.(2)	12,134	310,509
Robert Half International Inc.	2,391	92,317

		32,478,598
COMPUTERS—2.88%
Apple Computer Inc.(2)	311,861	19,559,922
Computer Sciences Corp.(1)(2)	171,492	9,526,381
Dell Inc.(1)(2)	150,606	4,482,035
International Business Machines Corp.	21,423	1,766,755
Seagate Technology	134,605	3,544,150

		38,879,243
COSMETICS & PERSONAL CARE—0.64%
Colgate-Palmolive Co.	7,479	427,051
Procter & Gamble Co.	142,719	8,223,469

		8,650,520
DISTRIBUTION & WHOLESALE—0.63%
CDW Corp.(1)	74,475	4,382,854
Grainger (W.W.) Inc.(1)	44,267	3,335,518
Ingram Micro Inc. Class A(2)	40,254	805,080

		8,523,452
DIVERSIFIED FINANCIAL SERVICES—11.00%
Ameriprise Financial Inc.	27,096	1,220,946
CIT Group Inc.	182,426	9,763,440
Citigroup Inc.	833,448	39,363,749
Countrywide Financial Corp.(1)	440,118	16,152,331
Federal Home Loan Mortgage Corp.	68,299	4,166,239
Federal National Mortgage Association	93,132	4,786,985
Goldman Sachs Group Inc. (The)	62,743	9,848,141
IndyMac Bancorp Inc.(1)	44,317	1,813,895
JP Morgan Chase & Co.(1)	707,693	29,468,337

Merrill Lynch & Co. Inc.	130,432	10,272,824
Morgan Stanley	343,098	21,553,416
Student Loan Corp.	732	170,556

		148,580,859
ELECTRIC—2.12%
Alliant Energy Corp.(1)	44,339	1,395,348
Constellation Energy Group Inc.	67,966	3,718,420
Edison International	182,730	7,524,821
Energy East Corp.	7,160	173,988
FirstEnergy Corp.	136,750	6,687,075
NSTAR	7,534	215,548
Pepco Holdings Inc.(1)	5,894	134,324
Puget Energy Inc.	16,712	353,960
TXU Corp.	188,752	8,448,540

		28,652,024
ELECTRONICS—0.58%
Agilent Technologies Inc.(2)	207,990	7,810,024

		7,810,024
ENGINEERING & CONSTRUCTION—0.03%
Fluor Corp.	4,604	395,023

		395,023
FOOD—0.79%
Hormel Foods Corp.	8,699	294,026
Pilgrim’s Pride Corp.(1)	77,171	1,672,296
Smithfield Foods Inc.(1)(2)	52,313	1,534,863
SUPERVALU Inc.(1)	116,829	3,600,670
Tyson Foods Inc. Class A(1)	254,134	3,491,801

		10,593,656
FOREST PRODUCTS & PAPER—0.23%
Louisiana-Pacific Corp.	83,700	2,276,640
Plum Creek Timber Co. Inc.	21,279	785,833

		3,062,473
GAS—0.23%
ONEOK Inc.	14,597	470,753
Sempra Energy	52,306	2,430,137
UGI Corp.	7,068	148,923

		3,049,813
HAND & MACHINE TOOLS—0.24%
Black & Decker Corp.(1)	37,735	3,278,794

		3,278,794
HEALTH CARE - PRODUCTS—4.48%
Alcon Inc.(1)	35,281	3,678,397
Becton, Dickinson & Co.	223,492	13,762,637
Boston Scientific Corp.(2)	332,109	7,655,112
Guidant Corp.	36,545	2,852,703
Johnson & Johnson	550,427	32,596,287

		60,545,136

HEALTH CARE - SERVICES—1.92%
HCA Inc.	243,866	11,166,624
Health Management Associates Inc. Class A	13,623	293,848
Health Net Inc.(2)	54,498	2,769,588
Humana Inc.(2)	163,010	8,582,476
Lincare Holdings Inc.(2)	25,486	992,935
Sierra Health Services Inc.(1)(2)	53,020	2,157,914

		25,963,385
HOME BUILDERS—0.44%
NVR Inc.(1)(2)	7,969	5,888,693

		5,888,693
HOME FURNISHINGS—0.26%
Harman International Industries Inc.(1)	31,984	3,554,382

		3,554,382
HOUSEHOLD PRODUCTS & WARES—1.17%
Blyth Inc.	13,230	278,095
Clorox Co. (The)	99,167	5,935,145
Kimberly-Clark Corp.	165,466	9,563,935

		15,777,175
INSURANCE—4.01%
ACE Ltd.	143,305	7,453,293
Allstate Corp. (The)	22,352	1,164,763
American International Group Inc.	87,574	5,787,766
Axis Capital Holdings Ltd.	125,500	3,752,450
Everest Re Group Ltd.	48,657	4,543,104
Lincoln National Corp.(1)	79,909	4,362,232
MetLife Inc.	122,472	5,923,971
Nationwide Financial Services Inc.(1)	31,457	1,353,280
Protective Life Corp.	13,076	650,400
Radian Group Inc.(1)	47,648	2,870,792
Reinsurance Group of America Inc.	23,613	1,116,659
RenaissanceRe Holdings Ltd.(1)	44,397	1,936,597
St. Paul Travelers Companies Inc.	268,645	11,226,675
StanCorp Financial Group Inc.	36,819	1,992,276

		54,134,258
INTERNET—0.77%
Amazon.com Inc.(1)(2)	55,062	2,010,314
Google Inc. Class A(2)	21,368	8,333,520

		10,343,834
IRON & STEEL—0.73%
Nucor Corp.(1)	73,745	7,727,739
Steel Dynamics Inc.(1)	38,367	2,176,560

		9,904,299
LEISURE TIME—1.30%
Brunswick Corp.	46,766	1,817,327
Polaris Industries Inc.(1)	26,929	1,469,246
Royal Caribbean Cruises Ltd.(1)	306,938	12,897,535
Sabre Holdings Corp.(1)	59,825	1,407,682

		17,591,790

LODGING—0.10%
Choice Hotels International Inc.	28,691	1,313,474

		1,313,474
MACHINERY—0.58%
AGCO Corp.(1)(2)	10,665	221,192
Cummins Inc.(1)	51,570	5,420,007
Graco Inc.(1)	49,567	2,251,829

		7,893,028
MANUFACTURING—3.35%
Eaton Corp.	3,442	251,163
General Electric Co.	775,644	26,976,898
Ingersoll-Rand Co. Class A	18,268	763,420
Parker Hannifin Corp.	22,985	1,852,821
3M Co.	202,909	15,358,182

		45,202,484
MEDIA—1.50%
CBS Corp. Class B	80,443	1,929,023
Comcast Corp. Class A(1)(2)	330,021	8,633,349
Comcast Corp. Class A Special(2)	22,843	596,659
EchoStar Communications Corp.(2)	93,352	2,788,424
Gannett Co. Inc.(1)	18,614	1,115,351
Media General Inc. Class A	1,564	72,914
Tribune Co.(1)	98,999	2,715,543
Viacom Inc. Class B(2)	61,478	2,385,346

		20,236,609
MINING—0.71%
Phelps Dodge Corp.	119,364	9,612,383

		9,612,383
OIL & GAS—9.49%
Anadarko Petroleum Corp.	79,378	8,017,972
Burlington Resources Inc.	6,350	583,628
Chevron Corp.	21,675	1,256,500
ConocoPhillips	368,739	23,285,868
Devon Energy Corp.	128,755	7,875,943
Exxon Mobil Corp.(1)	492,103	29,949,389
Helmerich & Payne Inc.	2,121	148,088
Marathon Oil Corp.	69,509	5,294,501
Nabors Industries Ltd.(2)	83,849	6,001,911
Occidental Petroleum Corp.	185,137	17,152,943
Patterson-UTI Energy Inc.	172,457	5,511,726
Pogo Producing Co.(1)	47,574	2,390,593
Sunoco Inc.	8,197	635,841
Tesoro Corp.	21,516	1,470,403
Unit Corp.(2)	3,099	172,769
Valero Energy Corp.	308,590	18,447,510

		128,195,585
OIL & GAS SERVICES—0.47%
Baker Hughes Inc.	3,478	237,895
BJ Services Co.(1)	162,969	5,638,727
Tidewater Inc.	7,976	440,514

		6,317,136

PHARMACEUTICALS—5.47%
Abbott Laboratories	39,276	1,668,052
Allergan Inc.(1)	81,488	8,841,448
Barr Pharmaceuticals Inc.(2)	46,131	2,905,330
Express Scripts Inc.(2)	3,358	295,168
Forest Laboratories Inc.(2)	31,704	1,414,950
Gilead Sciences Inc.(2)	272,985	16,985,127
King Pharmaceuticals Inc.(2)	68,265	1,177,571
Merck & Co. Inc.	240,020	8,455,905
Pfizer Inc.	1,042,235	25,972,496
Wyeth	127,210	6,172,229

		73,888,276
REAL ESTATE INVESTMENT TRUSTS—0.24%
CBL & Associates Properties Inc.(1)	3,756	159,442
Health Care Property Investors Inc.(1)	29,594	840,470
Health Care REIT Inc.(1)	10,252	390,601
Hospitality Properties Trust	6,115	267,042
HRPT Properties Trust	12,790	150,155
Liberty Property Trust	1,492	70,363
Mack-Cali Realty Corp.(1)	11,298	542,304
Mills Corp.	10,743	300,804
Trizec Properties Inc.(1)	19,837	510,406

		3,231,587
RETAIL—6.23%
American Eagle Outfitters Inc.(1)	283,382	8,461,787
AutoNation Inc.(2)	322,850	6,957,417
Brinker International Inc.	13,132	554,827
CBRL Group Inc.	39,677	1,742,217
Claire’s Stores Inc.	30,715	1,115,262
Costco Wholesale Corp.	278,321	15,073,865
Darden Restaurants Inc.	6,396	262,428
GameStop Corp. Class B(2)	13,670	592,184
Gap Inc. (The)	164,681	3,076,241
Home Depot Inc.	550,973	23,306,158
Penney (J.C.) Co. Inc.	1,180	71,284
PETCO Animal Supplies Inc.(2)	4,819	113,584
Sonic Corp.(2)	23,068	810,379
Staples Inc.	38,993	995,101
Wal-Mart Stores Inc.	433,775	20,491,531
Yum! Brands Inc.	8,800	429,968

		84,054,233
SAVINGS & LOANS—0.98%
Washington Mutual Inc.(1)	308,870	13,164,039

		13,164,039
SEMICONDUCTORS—3.24%
Advanced Micro Devices Inc.(2)	1,698	56,306
Intel Corp.	1,252,701	24,239,764
Lam Research Corp.(1)(2)	93,465	4,018,995
National Semiconductor Corp.	2,201	61,276
QLogic Corp.(2)	121,495	2,350,928
Texas Instruments Inc.(1)	399,330	12,966,245

		43,693,514

SOFTWARE—3.91%
Autodesk Inc.(2)	244,489	9,417,716
Dun & Bradstreet Corp.(2)	15,791	1,210,854
Fiserv Inc.(2)	35,611	1,515,248
Intuit Inc.(2)	4,874	259,248
Microsoft Corp.	1,486,174	40,438,795

		52,841,861
TELECOMMUNICATIONS—7.46%
ADTRAN Inc.(1)	15,882	415,791
AT&T Inc.	147,317	3,983,452
CenturyTel Inc.	55,886	2,186,260
Cisco Systems Inc.(2)	1,336,956	28,971,837
Motorola Inc.	789,216	18,080,939
QUALCOMM Inc.	443,724	22,456,872
Verizon Communications Inc.	721,800	24,584,508

		100,679,659
TRANSPORTATION—1.64%
Alexander & Baldwin Inc.	4,035	192,389
Burlington Northern Santa Fe Corp.	140,456	11,704,198
Hunt (J.B.) Transport Services Inc.(1)	95,252	2,051,728
Landstar System Inc.	17,548	774,218
Norfolk Southern Corp.	31,554	1,706,125
Overseas Shipholding Group Inc.(1)	18,337	878,892
Ryder System Inc.(1)	91,544	4,099,340
Teekay Shipping Corp.	21,264	788,256

		22,195,146

TOTAL COMMON STOCKS
(Cost: $1,165,325,696)		1,292,469,250

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.95%

CERTIFICATES OF DEPOSIT(3)—0.22%
Toronto-Dominion Bank
3.94%, 07/10/06	$816,347	816,347
Washington Mutual Bank
4.79%, 05/10/06	816,346	816,346
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,306,154	1,306,154

		2,938,847
COMMERCIAL PAPER(3)—1.87%
Amstel Funding Corp.
4.40%, 05/08/06	816,346	812,854
Aspen Funding Corp.
4.90%, 04/03/06	277,558	277,558
Barton Capital Corp.
4.73%, 05/10/06	653,077	649,902

Bryant Park Funding LLC
4.72%, 04/18/06	877,229	875,504
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	408,173	407,261
CC USA Inc.
4.23%, 04/21/06	489,808	488,772
Chesham Finance LLC
4.73%-4.85%, 04/03/06-05/10/06	4,081,730	4,073,793
Ebury Finance Ltd.
4.79%, 05/10/06	408,173	406,164
Edison Asset Securitization LLC
4.37%, 05/08/06	816,346	812,878
Galaxy Funding Inc.
4.23%, 04/18/06	468,583	467,757
Giro Funding Corp.
4.76%, 04/24/06	408,173	407,040
Grampian Funding LLC
4.41%, 05/15/06	816,346	812,146
Jupiter Securitization Corp.
4.72%-4.73%, 04/18/06-04/25/06	2,296,333	2,290,082
Liberty Street Funding Corp.
4.73%, 04/18/06	408,173	407,369
Mont Blanc Capital Corp.
4.73%, 04/20/06	2,449,038	2,443,568
Nordea North America Inc.
4.16%, 04/04/06	1,714,327	1,714,129
Park Granada LLC
4.75%, 05/05/06	706,645	703,662
Sigma Finance Inc.
4.16%, 04/06/06	979,615	979,276
Solitaire Funding Ltd.
4.75%, 05/10/06	489,808	487,416
Sydney Capital Corp.
4.72%-4.73%, 04/18/06-04/21/06	3,321,222	3,314,399
Thunder Bay Funding Inc.
4.76%, 04/18/06	805,603	804,005
Tulip Funding Corp.
4.80%, 04/28/06	1,632,692	1,627,250

		25,262,785
MEDIUM-TERM NOTES(3)—0.45%
Dorada Finance Inc.
3.93%, 07/07/06	506,135	506,121
K2 USA LLC
3.94%, 07/07/06	979,615	979,603
Marshall & Ilsley Bank
5.18%, 12/15/06	1,632,692	1,636,633
Sigma Finance Inc.
5.13%, 03/30/07	571,442	571,442
Toronto-Dominion Bank
3.81%, 06/20/06	2,040,865	2,040,908
US Bank N.A.
2.85%, 11/15/06	326,538	322,818

		6,057,525

MONEY MARKET FUNDS—0.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%(4)(5)	4,141,434	4,141,434

		4,141,434
REPURCHASE AGREEMENTS(3)—1.27%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $2,450,046 (collateralized by non-U.S. Government debt securities, value $2,700,778, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$2,449,038	2,449,038
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $4,083,407 (collateralized by non-U.S. Government debt securities, value $4,287,443, 3.82% to 6.58%, 4/21/34 to 11/20/35).	4,081,730	4,081,730
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $4,083,380 (collateralized by U.S. Government obligations, value $4,155,747, 4.50% to 5.00%, 4/1/34 to 3/1/36).	4,081,730	4,081,730
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $3,266,753 (collateralized by non-U.S. Government debt securities, value $3,437,266, 0.00% to 10.00%, 1/1/08 to 1/1/10).	3,265,384	3,265,384
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $1,633,351 (collateralized by U.S. Government obligations, value $1,669,529, 4.76% to 5.80%, 9/1/15 to 2/1/36).	1,632,692	1,632,692
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,633,363 (collateralized by non-U.S. Government debt securities, value $1,690,300, 0.00% to 6.91%, 4/3/06 to 3/15/32).	1,632,692	1,632,692

		17,143,266
TIME DEPOSITS(3)—0.50%
Fifth Third Bank
4.84%, 04/03/06	1,834,199	1,834,199
Societe Generale
4.85%, 04/03/06	1,632,692	1,632,692
UBS AG
4.88%, 04/03/06	3,265,384	3,265,384

		6,732,275
U.S. TREASURY OBLIGATIONS—0.02%
U.S. Treasury Bill
4.41%, 06/22/06(6)(7)	300,000	297,024

		297,024
VARIABLE & FLOATING RATE NOTES(3)—4.32%
Allstate Life Global Funding II
4.71%-4.81%, 03/08/07-04/27/07(8)	3,771,519	3,772,201
American Express Bank
4.74%, 07/19/06	408,173	408,173
American Express Centurion Bank
4.78%, 06/29/06	653,077	653,077
American Express Credit Corp.
4.76%, 02/05/07	489,808	490,162

ASIF Global Financing
4.95%, 05/30/06(8)	3,102,115	3,102,897
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(8)	1,061,250	1,061,250
Beta Finance Inc.
4.77%, 05/25/06(8)	1,142,885	1,142,868
BMW US Capital LLC
4.72%, 04/16/07(8)	1,632,692	1,632,692
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(8)	130,615	130,615
CC USA Inc.
4.77%, 05/25/06(8)	897,981	897,967
Commodore CDO Ltd.
4.97%, 12/12/06(8)	408,173	408,173
DEPFA Bank PLC
4.92%, 03/15/07	1,632,692	1,632,692
Eli Lilly Services Inc.
4.60%, 03/30/07(8)	1,632,692	1,632,692
Fifth Third Bancorp.
4.78%, 01/23/07(8)	3,265,384	3,265,384
General Electric Capital Corp.
4.79%, 04/09/07	734,711	735,240
Hartford Life Global Funding Trusts
4.77%, 02/15/07	1,632,692	1,632,692
HBOS Treasury Services PLC
5.00%, 04/24/07(8)	1,632,692	1,632,692
Leafs LLC
4.78%, 01/22/07-02/20/07(8)	1,709,058	1,709,058
Marshall & Ilsley Bank
4.73%, 02/15/07	897,981	897,981
Metropolitan Life Global Funding I
4.67%, 04/05/07(8)	2,449,038	2,449,038
Natexis Banques Populaires
4.73%, 04/13/07(8)	1,224,519	1,224,519
Nationwide Building Society
4.70%-5.03%, 04/05/07-04/27/07(8)	4,408,269	4,408,431
Northern Rock PLC
4.68%, 02/02/07(8)	1,959,231	1,959,286
Permanent Financing PLC
4.66%, 06/12/06(8)	1,420,442	1,420,443
Pfizer Investment Capital PLC
4.71%, 02/15/07(8)	1,632,692	1,632,692
Principal Life Income Funding Trusts
4.70%, 05/10/06	1,224,519	1,224,523
Sedna Finance Inc.
4.75%, 09/20/06(8)	489,808	489,808
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(8)	1,632,692	1,632,692
Strips III LLC
4.86%, 07/24/06(8)	411,668	411,668
SunTrust Bank
4.62%, 04/28/06	2,449,038	2,449,038
Toyota Motor Credit Corp.
4.81%, 04/10/06	734,711	734,711
UniCredito Italiano SpA
4.84%, 06/14/06	2,122,500	2,122,351

Union Hamilton Special Funding LLC
4.97%, 09/28/06(8)	1,632,692	1,632,692
US Bank N.A.
4.75%, 09/29/06	734,711	734,617
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(8)	2,983,671	2,983,671
Wells Fargo & Co.
4.74%, 03/15/07(8)	816,346	816,403
WhistleJacket Capital Ltd.
4.75%-4.78%, 06/22/06-07/28/06(8)	816,346	816,314
White Pine Finance LLC
4.73%-4.78%, 05/22/06-06/20/06(8)	979,615	979,627
Wind Master Trust
4.82%, 08/25/06(8)	169,033	169,033
Winston Funding Ltd.
4.68%, 04/23/06(8)	1,165,742	1,165,742

		58,295,805

TOTAL SHORT-TERM INVESTMENTS
(Cost: $120,868,821)		120,868,961

TOTAL INVESTMENTS IN SECURITIES — 104.67%
(Cost: $1,286,194,517)		1,413,338,211
Other Assets, Less Liabilities — (4.67)%		(63,034,495)

NET ASSETS — 100.00%		$1,350,303,716

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The rate quoted is the yield to maturity.
(7)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(8)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

As of March 31, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (06/16/06)	11	$3,584,075	$19,126

			$19,126

See accompanying notes to schedules of investments.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—20.91%

AEROSPACE & DEFENSE—0.35%
Boeing Co. (The)
6.13%, 02/15/33	$100,000	$103,970
Lockheed Martin Corp.
8.50%, 12/01/29	100,000	129,834
Northrop Grumman Corp.
7.75%, 03/01/16(1)	200,000	230,385
United Technologies Corp.
5.40%, 05/01/35	150,000	141,393
6.10%, 05/15/12	100,000	103,438

		709,020
AGRICULTURE—0.05%
Altria Group Inc.
7.00%, 11/04/13	100,000	107,511

		107,511
AIRLINES—0.10%
Continental Airlines Inc.
6.65%, 09/15/17	196,168	197,634

		197,634
AUTO MANUFACTURERS—0.27%
DaimlerChrysler N.A. Holding Corp.
7.20%, 09/01/09	350,000	365,461
8.50%, 01/18/31	150,000	175,482

		540,943
BANKS—2.75%
Abbey National PLC
7.95%, 10/26/29	100,000	122,640
Banco Santander Central Hispano Issuances
7.63%, 09/14/10	150,000	162,524
Bank of America Corp.
6.25%, 04/01/08	250,000	254,284
Bank One Corp.
3.70%, 01/15/08	150,000	146,058
5.90%, 11/15/11	250,000	254,077
FleetBoston Financial Corp.
6.88%, 01/15/28	100,000	109,670
HSBC Holdings PLC
5.25%, 12/12/12	350,000	343,216
Key Bank N.A.
5.80%, 07/01/14	250,000	251,642
KFW International Finance Inc.
3.25%, 03/30/09	500,000	474,542
Landwirtschaftliche Rentenbank
3.25%, 06/16/08	100,000	96,173
3.88%, 03/15/10	500,000	477,509
Mellon Funding Corp.
6.38%, 02/15/10	150,000	154,981
National City Bank (Ohio)
4.25%, 01/29/10	500,000	480,649

NationsBank Corp.
7.75%, 08/15/15	250,000	286,807
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	240,378
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	215,574
SunTrust Banks Inc.
5.05%, 07/01/07	150,000	148,997
Swiss Bank Corp.
7.00%, 10/15/15	150,000	164,884
US Bank N.A.
6.38%, 08/01/11	250,000	260,564
Wachovia Corp.
5.25%, 08/01/14	450,000	436,690
Wells Fargo & Co.
5.38%, 02/07/35	250,000	231,985
Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	270,773

		5,584,617
BEVERAGES—0.33%
Anheuser-Busch Companies Inc.
5.05%, 10/15/16	200,000	191,336
Bottling Group LLC
4.63%, 11/15/12	100,000	95,272
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	124,756
Diageo Capital PLC
7.25%, 11/01/09	250,000	264,110

		675,474
BUILDING MATERIALS—0.10%
Masco Corp.
5.88%, 07/15/12	200,000	199,276

		199,276
CHEMICALS—0.18%
Chevron Phillips Chemical Co.
5.38%, 06/15/07	150,000	149,312
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	102,396
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	104,613

		356,321
COMMERCIAL SERVICES—0.05%
Cendant Corp.
6.25%, 03/15/10	100,000	102,587

		102,587
COMPUTERS—0.19%
Hewlett-Packard Co.
5.50%, 07/01/07	150,000	149,979
International Business Machines Corp.
4.75%, 11/29/12	250,000	241,320

		391,299
COSMETICS & PERSONAL CARE—0.13%
Procter & Gamble Co.
6.88%, 09/15/09	250,000	262,850

		262,850

DIVERSIFIED FINANCIAL SERVICES—5.14%
American Express Co.
3.75%, 11/20/07	100,000	97,718
American General Finance Corp.
5.38%, 10/01/12	100,000	98,096
AXA Financial Inc.
7.75%, 08/01/10	150,000	162,648
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	199,262
Capital One Financial Corp.
5.50%, 06/01/15	250,000	242,638
CIT Group Inc.
7.75%, 04/02/12	150,000	165,336
Citigroup Inc.
3.50%, 02/01/08	500,000	484,976
5.00%, 09/15/14	177,000	169,407
5.63%, 08/27/12	100,000	100,543
6.00%, 02/21/12	150,000	153,676
6.63%, 06/15/32	100,000	107,085
Countrywide Home Loans Inc.
5.63%, 05/15/07	200,000	200,593
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	250,000	245,177
5.50%, 08/15/13	100,000	99,122
5.75%, 04/15/07	200,000	200,915
6.50%, 01/15/12	150,000	156,650
First Union National Bank
7.74%, 05/17/32	406,062	414,390
General Electric Capital Corp.
6.50%, 12/10/07	800,000	815,530
6.75%, 03/15/32	250,000	278,395
General Motors Acceptance Corp.
5.71%, 10/15/38	1,000,000	1,014,728
Goldman Sachs Group Inc.
4.13%, 01/15/08	200,000	196,069
6.13%, 02/15/33	200,000	198,839
6.60%, 01/15/12	325,000	340,729
Household Finance Corp.
6.50%, 11/15/08	375,000	385,522
8.00%, 07/15/10	250,000	272,787
John Deere Capital Corp.
7.00%, 03/15/12	150,000	160,837
JP Morgan & Co. Inc.
6.00%, 01/15/09	350,000	355,226
JP Morgan Chase & Co.
5.25%, 05/30/07	150,000	149,764
6.75%, 02/01/11	250,000	262,804
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	150,000	146,683
4.80%, 03/13/14	150,000	142,205
MBNA America Bank N.A.
5.38%, 01/15/08	150,000	150,241
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	340,097
5.45%, 07/15/14	200,000	197,236
Morgan Stanley
4.75%, 04/01/14	200,000	186,599
5.80%, 04/01/07	150,000	150,685
8.00%, 06/15/10	250,000	272,269
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	216,052

Nissan Auto Receivables Owner Trust Series 2004-A Class A4
2.76%, 07/15/09	575,000	556,581
SLM Corp.
5.13%, 08/27/12	350,000	340,297

		10,428,407
ELECTRIC—1.39%
AEP Texas Central Co.
6.65%, 02/15/33	100,000	103,806
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	97,485
Arizona Public Service Co.
6.50%, 03/01/12	100,000	102,688
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	99,613
Constellation Energy Group Inc.
7.60%, 04/01/32	100,000	114,376
Consumers Energy Co.
5.00%, 02/15/12	150,000	144,199
Dominion Resources Inc.
8.13%, 06/15/10	150,000	162,882
DTE Energy Co.
7.05%, 06/01/11	150,000	158,537
FirstEnergy Corp.
6.45%, 11/15/11	200,000	206,947
Florida Power & Light Co.
5.63%, 04/01/34	100,000	95,308
MidAmerican Energy Holdings
5.00%, 02/15/14	100,000	95,290
NiSource Finance Corp.
7.88%, 11/15/10	100,000	108,471
Northern States Power Co.
8.00%, 08/28/12	100,000	113,608
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	154,107
Ontario Hydro Canada
7.45%, 03/31/13	150,000	168,699
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	97,858
PECO Energy Co.
3.50%, 05/01/08	100,000	96,119
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	103,236
Progress Energy Inc.
7.75%, 03/01/31	100,000	116,247
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	97,667
Southern California Edison Co.
5.00%, 01/15/16	200,000	190,578
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	188,374

		2,816,095
ELECTRICAL COMPONENTS & EQUIPMENT—0.09%
Emerson Electric Co.
4.50%, 05/01/13	200,000	188,862

		188,862
ENVIRONMENTAL CONTROL—0.05%
USA Waste Services Inc.
7.00%, 07/15/28	100,000	107,057

		107,057

FOOD—0.92%
Albertson’s Inc.
7.45%, 08/01/29	100,000	88,305
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	180,187
ConAgra Foods Inc.
7.00%, 10/01/28	200,000	206,918
Fred Meyer Inc.
7.45%, 03/01/08	250,000	258,360
Kellogg Co.
6.60%, 04/01/11	250,000	261,411
Kraft Foods Inc.
5.63%, 11/01/11	150,000	150,199
Safeway Inc.
7.50%, 09/15/09	285,000	301,386
SUPERVALU Inc.
7.88%, 08/01/09	150,000	157,070
Unilever Capital Corp.
7.13%, 11/01/10	250,000	266,036

		1,869,872
FOREST PRODUCTS & PAPER—0.36%
International Paper Co.
6.75%, 09/01/11	200,000	207,717
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	103,257
Weyerhaeuser Co.
6.75%, 03/15/12	400,000	416,407

		727,381
GAS—0.08%
KeySpan Corp.
7.63%, 11/15/10	150,000	162,143

		162,143
HEALTH CARE - PRODUCTS—0.09%
Johnson & Johnson
4.95%, 05/15/33	200,000	182,486

		182,486
HEALTH CARE - SERVICES—0.10%
Anthem Inc.
6.80%, 08/01/12	100,000	106,245
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	95,846

		202,091
INSURANCE—0.68%
Allstate Corp.
7.20%, 12/01/09	250,000	264,205
American International Group Inc.
4.25%, 05/15/13	150,000	138,705
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	97,083
Hartford Life Inc.
7.38%, 03/01/31	100,000	115,504
ING Capital Funding Trust III
8.44%, 10/31/49	100,000	111,101

MetLife Inc.
5.38%, 12/15/12	200,000	197,482
Progressive Corp. (The)
6.63%, 03/01/29	100,000	107,102
Prudential Financial Inc.
5.10%, 09/20/14	250,000	241,114
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	101,353

		1,373,649
MACHINERY—0.13%
Caterpillar Inc.
7.25%, 09/15/09	250,000	264,628

		264,628
MANUFACTURING—0.15%
General Electric Co.
5.00%, 02/01/13	100,000	97,270
Tyco International Group SA
6.38%, 10/15/11	200,000	205,317

		302,587
MEDIA—0.89%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	366,966
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	142,826
Cox Communications Inc. Class A
5.50%, 10/01/15	100,000	94,486
News America Holdings
8.00%, 10/17/16	100,000	114,101
News America Inc.
6.20%, 12/15/34	100,000	93,651
TCI Communications Inc.
8.75%, 08/01/15	350,000	409,533
Time Warner Entertainment Co.
8.38%, 03/15/23	200,000	226,126
Viacom Inc.
5.63%, 08/15/12	200,000	196,568
Walt Disney Co. (The)
7.00%, 03/01/32	150,000	165,986

		1,810,243
MINING—0.25%
Alcan Inc.
4.88%, 09/15/12	150,000	143,596
Alcoa Inc.
7.38%, 08/01/10	250,000	267,887
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	95,713

		507,196
MULTI-NATIONAL—1.17%
Asian Development Bank
6.75%, 06/11/07(1)	250,000	254,845
European Investment Bank
2.38%, 06/15/07	700,000	678,893
Inter-American Development Bank
7.38%, 01/15/10(1)	750,000	809,558
International Bank for Reconstruction & Development
4.13%, 08/12/09	650,000	633,365

		2,376,661

OIL & GAS—1.22%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	115,223
Amerada Hess Corp.
7.30%, 08/15/31	100,000	111,340
Apache Finance Canada
7.75%, 12/15/29	100,000	122,258
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	116,249
Conoco Funding Co.
6.35%, 10/15/11	300,000	312,798
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	265,057
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	193,939
Marathon Oil Corp.
6.13%, 03/15/12	150,000	154,390
Norsk Hydro ASA
6.36%, 01/15/09	140,000	143,388
Occidental Petroleum Corp.
7.38%, 11/15/08	100,000	104,940
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	160,125
Phillips 66 Capital Trust II
8.00%, 01/15/37	250,000	263,719
Texaco Capital Inc.
5.50%, 01/15/09	150,000	151,395
Valero Energy Corp.
6.88%, 04/15/12	250,000	264,878

		2,479,699
PHARMACEUTICALS—0.33%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	150,000	151,649
Merck & Co. Inc.
5.95%, 12/01/28	100,000	97,204
Pharmacia Corp.
6.50%, 12/01/18	150,000	162,109
Schering-Plough Corp.
6.75%, 12/01/33	100,000	107,193
Wyeth
5.50%, 03/15/13	150,000	148,297

		666,452

PIPELINES—0.30%
Duke Capital LLC
5.67%, 08/15/14	200,000	197,620
Duke Energy Field Services Corp.
7.88%, 08/16/10	150,000	162,818
Kinder Morgan Energy Partners LP
5.35%, 08/15/07	150,000	149,363
KN Energy Inc.
7.25%, 03/01/28	100,000	107,078

		616,879
REAL ESTATE—0.08%
EOP Operating LP
7.00%, 07/15/11	150,000	157,826

		157,826

REAL ESTATE INVESTMENT TRUSTS—0.20%
Boston Properties Inc.
6.25%, 01/15/13	200,000	205,783
Simon Property Group LP
5.63%, 08/15/14	200,000	196,960

		402,743
RETAIL—0.30%
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	126,838
Target Corp.
7.00%, 07/15/31	150,000	172,696
Wal-Mart Stores Inc.
7.55%, 02/15/30	250,000	299,736

		599,270
SAVINGS & LOANS—0.12%
Washington Mutual Bank
5.65%, 08/15/14	250,000	245,618

		245,618
TELECOMMUNICATIONS—2.03%
AT&T Wireless Services Inc.
7.88%, 03/01/11	500,000	548,033
BellSouth Corp.
5.20%, 09/15/14	250,000	239,091
6.88%, 10/15/31	150,000	155,017
British Telecom PLC
8.88%, 12/15/30	100,000	127,928
Deutsche Telekom International Finance AG
8.00%, 06/15/10	300,000	326,711
8.25%, 06/15/30	250,000	299,058
France Telecom SA
7.75%, 03/01/11	150,000	163,817
GTE Corp.
7.51%, 04/01/09	150,000	157,679
Koninklijke KPN NV
8.00%, 10/01/10	150,000	161,007
Motorola Inc.
7.63%, 11/15/10	16,000	17,451
SBC Communications Inc.
5.10%, 09/15/14	300,000	284,741
6.25%, 03/15/11	250,000	256,534
Sprint Capital Corp.
6.88%, 11/15/28	150,000	154,760
8.38%, 03/15/12	150,000	169,485
Telecom Italia Capital SA Series B
5.25%, 11/15/13	150,000	142,126
Telefonica Europe BV
8.25%, 09/15/30	150,000	173,708
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	229,470
Verizon New York Inc.
7.38%, 04/01/32	150,000	152,142
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	147,268
Vodafone Group PLC
7.75%, 02/15/10	200,000	214,324

		4,120,350

TRANSPORTATION—0.34%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	266,793
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	173,759
Union Pacific Corp.
6.79%, 11/09/07	250,000	255,544

		696,096

TOTAL CORPORATE BONDS & NOTES
(Cost: $42,953,661)		42,431,823

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—3.45%

MORTGAGE-BACKED SECURITIES—3.45%
Citigroup Commercial Mortgage Trust Series 2005-C3 Class A4
4.86%, 05/15/43	1,000,000	949,728
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	798,758	838,146
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3
6.38%, 12/16/35	1,000,000	1,035,780
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2
5.42%, 05/15/36	1,000,000	985,351
JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	799,862	846,567
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	475,241
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	207,079
LB-UBS Commercial Mortgage Trust, Series 2004-C2 Class A4
4.37%, 03/15/36	500,000	462,202
Morgan Stanley Capital I Series 2004-HQ3 Class A2
4.05%, 01/13/41	1,180,000	1,126,589
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class A3
6.46%, 02/15/33	66,827	67,641

		6,994,324

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $7,401,062)		6,994,324

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.18%

ILLINOIS—0.09%
Illinois State, Pension Funding
5.10%, 06/01/33	200,000	187,026

		187,026

NEW JERSEY—0.09%
New Jersey State Turnpike Authority
4.25%, 01/01/16	190,000	175,740

		175,740

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $365,539)		362,766

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(2)—1.35%
British Columbia (Province of)
6.50%, 01/15/26	100,000	112,577
Finland (Republic of)
6.95%, 02/15/26	100,000	117,353
Hydro-Quebec
6.30%, 05/11/11	150,000	156,373
Israel (State of)
4.63%, 06/15/13	100,000	93,540
Italy (Republic of)
6.00%, 02/22/11	450,000	465,586
6.88%, 09/27/23	200,000	226,935
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	153,355
Ontario (Province of)
5.50%, 10/01/08	200,000	201,470
Quebec (Province of)
5.75%, 02/15/09	150,000	152,013
6.13%, 01/22/11	150,000	155,065
United Mexican States
6.38%, 01/16/13	600,000	615,000
8.13%, 12/30/19	250,000	293,750

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,741,479)		2,743,017

Security	Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—72.98%

MORTGAGE-BACKED SECURITIES—35.21%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	3,363,013	3,140,884
4.50%, 04/01/18	1,340,931	1,282,557
4.50%, 11/01/18	1,016,493	972,243
4.50%, 01/01/19	179,175	171,375
4.50%, 02/01/19	2,648,065	2,532,790
5.00%, 10/01/18	1,574,203	1,537,410
5.00%, 10/01/19	1,677,806	1,636,724
5.00%, 02/01/34	789,505	753,193
5.00%, 08/01/35	2,905,535	2,765,206
5.00%, 09/01/35	957,147	910,920
5.50%, 12/01/18	2,551,994	2,536,377
5.50%, 04/01/33	2,046,377	2,001,964
5.50%, 03/01/34	4,375,695	4,278,783
6.00%, 08/01/34	4,583,995	4,589,599
6.50%, 06/01/31	348,511	356,230
8.00%, 12/01/24	974,539	1,038,399
Federal National Mortgage Association
5.00%, 01/01/19	4,100,602	4,005,898
5.00%, 06/01/33	977,250	933,115
5.00%, 11/01/33	6,697,875	6,394,501
5.00%, 06/01/34	926,181	883,306
5.00%, 02/01/35	1,718,828	1,639,260
5.50%, 07/01/33	4,988,452	4,879,097
5.50%, 03/01/34	96,967	94,791
5.50%, 06/01/34	391,116	382,338
5.50%, 08/01/34	423,590	414,138
5.50%, 09/01/34	531,356	519,430
5.50%, 10/01/34	328,191	320,825

5.50%, 11/01/34	2,445,160	2,390,282
5.50%, 01/01/35	844,084	825,139
5.50%, 10/01/35	1,967,436	1,921,009
5.50%, 04/01/36(3)	2,000,000	1,951,876
6.00%, 07/01/34	1,516,305	1,516,943
6.00%, 09/01/34	1,974,380	1,975,212
6.50%, 01/01/29	4,298,706	4,438,255
7.00%, 02/01/32	345,830	356,258
Government National Mortgage Association
5.50%, 12/15/32	984,089	975,219
5.50%, 09/15/34	1,653,844	1,638,755
6.00%, 06/01/32(3)	1,000,000	1,011,250
7.50%, 12/15/23	1,415,175	1,489,132

		71,460,683
U.S. GOVERNMENT AGENCY OBLIGATIONS—11.12%
Federal Home Loan Bank
3.75%, 08/18/09	2,000,000	1,917,438
5.75%, 05/15/12	700,000	721,753
Federal Home Loan Mortgage Corp.
4.00%, 08/17/07	6,000,000	5,911,962
4.88%, 08/16/10	1,500,000	1,480,958
4.88%, 11/15/13	750,000	734,670
6.25%, 07/15/32(1)	320,000	361,342
Federal National Mortgage Association
4.38%, 09/15/12	1,000,000	958,957
4.63%, 10/15/13	1,000,000	965,777
5.25%, 01/15/09	1,500,000	1,505,982
5.38%, 11/15/11(1)	1,000,000	1,009,215
6.00%, 05/15/08	3,000,000	3,055,434
6.25%, 02/01/11	1,000,000	1,037,103
7.25%, 01/15/10	1,000,000	1,071,456
Financing Corp.
8.60%, 09/26/19	650,000	846,657
Tennessee Valley Authority
6.25%, 12/15/17	400,000	433,424
7.13%, 05/01/30	450,000	557,243

		22,569,371
U.S. GOVERNMENT SECURITIES—26.65%
U.S. Treasury Bonds
5.38%, 02/15/31(1)	2,120,000	2,231,631
6.25%, 08/15/23	3,000,000	3,402,423
7.25%, 05/15/16	1,000,000	1,182,656
7.63%, 02/15/25	2,100,000	2,744,929
8.00%, 11/15/21	1,000,000	1,313,594
8.75%, 05/15/17	500,000	659,883
8.75%, 05/15/20(1)	2,000,000	2,740,000
12.50%, 08/15/14	400,000	494,406
U.S. Treasury Notes
3.38%, 02/15/08(1)	8,500,000	8,278,864
3.63%, 07/15/09	9,800,000	9,445,514
4.25%, 11/15/14(1)	7,200,000	6,881,623
4.25%, 08/15/15(1)	1,900,000	1,809,972
4.38%, 05/15/07(1)	4,750,000	4,724,393
4.38%, 08/15/12(1)	1,000,000	974,023
4.50%, 11/15/10(1)	2,500,000	2,466,405
4.50%, 02/28/11	750,000	739,073
4.75%, 05/15/14(1)	1,200,000	1,189,500
5.63%, 05/15/08	800,000	812,531
6.00%, 08/15/09	300,000	310,840
6.50%, 02/15/10	1,600,000	1,692,688

		54,094,948

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $151,221,553)		148,125,002

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—17.36%

CERTIFICATES OF DEPOSIT(4)—0.40%
Toronto-Dominion Bank
3.94%, 07/10/06	$228,792	228,792
Washington Mutual Bank
4.79%, 05/10/06	228,792	228,792
Wells Fargo Bank N.A.
4.78%, 12/05/06	366,068	366,068

		823,652
COMMERCIAL PAPER(4)—3.49%
Amstel Funding Corp.
4.40%, 05/08/06	228,792	227,821
Aspen Funding Corp.
4.90%, 04/03/06	77,789	77,789
Barton Capital Corp.
4.73%, 05/10/06	183,034	182,144
Bryant Park Funding LLC
4.72%, 04/18/06	245,856	245,372
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	114,396	114,141
CC USA Inc.
4.23%, 04/21/06	137,275	136,985
Chesham Finance LLC
4.73%-4.85%, 04/03/06-05/10/06	1,143,962	1,141,737
Ebury Finance Ltd.
4.79%, 05/10/06	114,396	113,833
Edison Asset Securitization LLC
4.37%, 05/08/06	228,792	227,820
Galaxy Funding Inc.
4.23%, 04/18/06	131,327	131,095
Giro Funding Corp.
4.76%, 04/24/06	114,396	114,079
Grampian Funding LLC
4.41%, 05/15/06	228,792	227,615
Jupiter Securitization Corp.
4.72%-4.73%, 04/18/06-04/25/06	643,580	641,828
Liberty Street Funding Corp.
4.73%, 04/18/06	114,396	114,171
Mont Blanc Capital Corp.
4.73%, 04/20/06	686,377	684,844
Nordea North America Inc.
4.16%, 04/04/06	480,464	480,409
Park Granada LLC
4.75%, 05/05/06	198,047	197,211
Sigma Finance Inc.
4.16%, 04/06/06	274,551	274,456
Solitaire Funding Ltd.
4.75%, 05/10/06	137,275	136,605
Sydney Capital Corp.
4.72%-4.73%, 04/18/06-04/21/06	930,819	928,906
Thunder Bay Funding Inc.
4.76%, 04/18/06	225,782	225,334
Tulip Funding Corp.
4.80%, 04/28/06	457,585	456,060

		7,080,255

MEDIUM-TERM NOTES(4)—0.83%
Dorada Finance Inc.
3.93%, 07/07/06	141,851	141,848
K2 USA LLC
3.94%, 07/07/06	274,551	274,547
Marshall & Ilsley Bank
5.18%, 12/15/06	457,585	458,689
Sigma Finance Inc.
5.13%, 03/30/07	160,155	160,155
Toronto-Dominion Bank
3.81%, 06/20/06	571,981	571,993
US Bank N.A.
2.85%, 11/15/06	91,517	90,474

		1,697,706
MONEY MARKET FUNDS—1.29%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%(5)(6)	2,613,580	2,613,580

		2,613,580
REPURCHASE AGREEMENTS(4)—2.37%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $686,660 (collateralized by non-U.S. Government debt securities, value $756,931, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$686,377	686,377
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,144,432 (collateralized by non-U.S. Government debt securities, value $1,201,616, 3.82% to 6.58%, 4/21/34 to 11/20/35).	1,143,962	1,143,962
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $1,144,424 (collateralized by U.S. Government obligations, value $1,164,707, 4.50% to 5.00%, 4/1/34 to 3/1/36).	1,143,962	1,143,962
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $915,554 (collateralized by non-U.S. Government debt securities, value $963,342, 0.00% to 10.00%, 1/1/08 to 1/1/10).	915,170	915,170
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $457,770 (collateralized by U.S. Government obligations, value $467,909, 4.76% to 5.80%, 9/1/15 to 2/1/36).	457,585	457,585
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $457,773 (collateralized by non-U.S. Government debt securities, value $473,730, 0.00% to 6.91%, 4/3/06 to 3/15/32).	457,585	457,585

		4,804,641
TIME DEPOSITS(4)—0.93%
Fifth Third Bank
4.84%, 04/03/06	514,060	514,060
Societe Generale
4.85%, 04/03/06	457,585	457,585
UBS AG
4.88%, 04/03/06	915,170	915,170

		1,886,815

VARIABLE & FLOATING RATE NOTES(4)—8.05%
Allstate Life Global Funding II
4.71%-4.81%, 03/08/07-04/27/07(7)	1,057,021	1,057,212
American Express Bank
4.74%, 07/19/06	114,396	114,396
American Express Centurion Bank
4.78%, 06/29/06	183,034	183,034
American Express Credit Corp.
4.76%, 02/05/07	137,275	137,375
ASIF Global Financing
4.95%, 05/30/06(7)	869,411	869,631
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(7)	297,430	297,430
Beta Finance Inc.
4.77%, 05/25/06(7)	320,309	320,305
BMW US Capital LLC
4.72%, 04/16/07(7)	457,585	457,585
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(7)	36,607	36,607
CC USA Inc.
4.77%, 05/25/06(7)	251,672	251,668
Commodore CDO Ltd.
4.97%, 12/12/06(7)	114,396	114,396
DEPFA Bank PLC
4.92%, 03/15/07	457,585	457,585
Eli Lilly Services Inc.
4.60%, 03/30/07(7)	457,585	457,585
Fifth Third Bancorp.
4.78%, 01/23/07(7)	915,170	915,170
General Electric Capital Corp.
4.79%, 04/09/07	205,913	206,062
Hartford Life Global Funding Trusts
4.77%, 02/15/07	457,585	457,585
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	457,585	457,585
Leafs LLC
4.78%, 01/22/07-02/20/07(7)	478,988	478,987
Marshall & Ilsley Bank
4.73%, 02/15/07	251,672	251,672
Metropolitan Life Global Funding I
4.67%, 04/05/07(7)	686,377	686,377
Natexis Banques Populaires
4.73%, 04/13/07(7)	343,189	343,189
Nationwide Building Society
4.70%-5.03%, 04/05/07-04/27/07(7)	1,235,479	1,235,525
Northern Rock PLC
4.68%, 02/02/07(7)	549,102	549,117
Permanent Financing PLC
4.66%, 06/12/06(7)	398,099	398,099
Pfizer Investment Capital PLC
4.71%, 02/15/07(7)	457,585	457,585
Principal Life Income Funding Trusts
4.70%, 05/10/06	343,189	343,190
Sedna Finance Inc.
4.75%, 09/20/06(7)	137,275	137,275
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(7)	457,585	457,585
Strips III LLC
4.86%, 07/24/06(7)	115,376	115,376
SunTrust Bank
4.62%, 04/28/06	686,377	686,377
Toyota Motor Credit Corp.
4.81%, 04/10/06	205,913	205,913
UniCredito Italiano SpA
4.84%, 06/14/06	594,860	594,819

Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	457,585	457,585
US Bank N.A.
4.75%, 09/29/06	205,913	205,887
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(7)	836,216	836,215
Wells Fargo & Co.
4.74%, 03/15/07(7)	228,792	228,808
WhistleJacket Capital Ltd.
4.75%-4.78%, 06/22/06-07/28/06(7)	228,792	228,783
White Pine Finance LLC
4.73%-4.78%, 05/22/06-06/20/06(7)	274,551	274,554
Wind Master Trust
4.82%, 08/25/06(7)	47,374	47,374
Winston Funding Ltd.
4.68%, 04/23/06(7)	326,716	326,716

		16,338,219

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,244,868)		35,244,868

TOTAL INVESTMENTS IN SECURITIES — 116.23%
(Cost: $239,928,162)		235,901,800
Other Assets, Less Liabilities — (16.23)%		(32,936,075)

NET ASSETS — 100.00%		$202,965,725

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Investments are denominated in U.S. dollars.
(3)	To-be-announced (TBA). See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—33.61%

ADVERTISING—0.25%
Donnelley (R.H.) Corp.
6.88%, 01/15/13(1)	$250,000	$233,750
6.88%, 01/15/13(1)	500,000	467,500
8.88%, 01/15/16(1)	250,000	260,000
Norfolk Southern Corp.
5.59%, 05/17/25	598,000	570,122
NTL Cable PLC
8.75%, 04/15/14	750,000	768,750

		2,300,122
AEROSPACE & DEFENSE—0.05%
Alliant Techsystems Inc.
6.75%, 04/01/16	500,000	506,250

		506,250
AGRICULTURE—0.06%
RJ Reynolds Tobacco Holdings Inc.
7.30%, 07/15/15	500,000	513,750

		513,750
APPAREL—0.06%
Levi Strauss & Co.
9.75%, 01/15/15	500,000	526,250

		526,250
AUTO MANUFACTURERS—0.87%
DaimlerChrysler N.A. Holding Corp.
4.13%, 03/07/07	2,000,000	1,978,234
4.75%, 01/15/08	1,000,000	985,987
4.88%, 06/15/10	950,000	915,564
8.50%, 01/18/31	3,500,000	4,094,587

		7,974,372
BANKS—1.59%
Bank of America Corp.
7.80%, 02/15/10	4,500,000	4,865,890
HSBC Bank USA N.A.
5.88%, 11/01/34	3,000,000	2,893,359
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,941,851
Wachovia Corp.
5.50%, 08/01/35	3,000,000	2,732,544
WellPoint Inc.
5.00%, 12/15/14	1,250,000	1,192,205

		14,625,849

BIOTECHNOLOGY—0.15%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,408,590

		1,408,590
BUILDING MATERIALS—0.04%
NTK Holdings Inc.
10.75%, 03/01/14	500,000	365,000

		365,000
CHEMICALS—0.03%
PolyOne Corp.
8.88%, 05/01/12	250,000	256,250

		256,250
COMMERCIAL SERVICES—0.59%
Cendant Corp.
6.25%, 01/15/08	4,000,000	4,046,760
7.38%, 01/15/13	1,000,000	1,098,379
United Rentals North America Inc.
7.00%, 02/15/14	250,000	240,625

		5,385,764
COMPUTERS—0.06%
Sungard Data Systems Inc.
9.13%, 08/15/13(1)	250,000	264,375
10.25%, 08/15/15(1)	250,000	263,125

		527,500
DIVERSIFIED FINANCIAL SERVICES—7.03%
Boeing Capital Corp.
6.50%, 02/15/12	1,750,000	1,841,752
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,333,606
CIT Group Funding Company of Canada
4.65%, 07/01/10	3,750,000	3,620,779
CIT Group Inc.
4.84%, 02/21/08	1,250,000	1,249,710
5.75%, 09/25/07	5,000,000	5,030,300
E*Trade Financial Corp.
8.00%, 06/15/11	250,000	259,687
General Electric Capital Corp.
3.45%, 07/16/07	6,000,000	5,870,616
6.75%, 03/15/32	3,000,000	3,340,737
General Motors Acceptance Corp.
7.25%, 03/02/11	500,000	473,822
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,000,000	2,891,409
5.13%, 01/15/15	3,500,000	3,345,020
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,939,096
HSBC Finance Corp.
4.13%, 03/11/08	2,000,000	1,957,160
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	948,034

5.00%, 01/14/11	3,000,000	2,939,118
Merrill Lynch & Co. Inc.
4.73%, 10/19/07	8,000,000	8,012,832
Residential Capital Corp.
6.00%, 02/22/11	5,000,000	4,960,070
6.38%, 06/30/10	1,200,000	1,208,904
SLM Corp.
5.63%, 04/10/07	7,500,000	7,521,622
Vanguard Health Holding Co. I LLC
9.00%, 10/01/15	500,000	365,000
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	500,000	511,250

		64,620,524
ELECTRIC—2.92%
CMS Energy Corp.
7.75%, 08/01/10	500,000	523,750
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	927,368
5.88%, 02/01/33	3,500,000	3,329,067
Constellation Energy Group Inc.
6.35%, 04/01/07	1,500,000	1,513,014
7.60%, 04/01/32	1,250,000	1,429,695
Mirant North America LLC
7.38%, 12/31/13(1)	1,000,000	1,020,000
Northern States Power
5.25%, 07/15/35	2,500,000	2,261,045
NRG Energy Inc.
7.25%, 02/01/14	500,000	508,125
7.38%, 02/01/16	500,000	510,625
Pacific Gas & Electric Corp.
4.80%, 03/01/14	2,500,000	2,364,047
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,437,246
8.63%, 04/15/31	700,000	889,699
Reliant Energy Inc.
6.75%, 12/15/14	250,000	220,625
Sierra Pacific Resources
6.75%, 08/15/17(1)	750,000	752,812
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,238,758
TXU Corp.
5.55%, 11/15/14	250,000	233,849
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,796,661
7.00%, 03/15/13	850,000	885,332

		26,841,718
ELECTRONICS—0.14%
Midwest Generation LLC
8.75%, 05/01/34	750,000	811,875
Sanmina-SCI Corp.
6.75%, 03/01/13	250,000	238,125
8.13%, 03/01/16	250,000	252,500

		1,302,500

ENTERTAINMENT—0.22%
AMC Entertainment Inc.
11.00%, 02/01/16(1)	500,000	516,250
Cinemark Inc.
0.00%, 03/15/14	250,000	191,250
Gaylord Entertainment Co.
8.00%, 11/15/13	1,000,000	1,042,500
Six Flags Inc.
9.75%, 04/15/13	250,000	251,875

		2,001,875
ENVIRONMENTAL CONTROL—0.03%
Allied Waste North America
7.25%, 03/15/15	250,000	255,000

		255,000
FOOD—1.11%
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	530,000
Delhaize America Inc.
8.13%, 04/15/11	1,250,000	1,349,424
Kroger Co. (The)
8.05%, 02/01/10	5,000,000	5,381,875
Safeway Inc.
4.80%, 07/16/07	3,000,000	2,973,696

		10,234,995
FOREST PRODUCTS & PAPER—0.47%
Bowater Canada Finance
7.95%, 11/15/11	250,000	249,375
Domtar Inc.
7.88%, 10/15/11	250,000	236,875
Georgia-Pacific Corp.
7.70%, 06/15/15	250,000	251,250
Weyerhaeuser Co.
6.13%, 03/15/07	2,204,000	2,213,834
7.38%, 03/15/32	1,250,000	1,334,774

		4,286,108
GAS—0.03%
Colorado Interstate Gas Co.
6.80%, 11/15/15(1)	250,000	254,347

		254,347
HEALTH CARE - PRODUCTS—0.31%
Boston Scientific Corp.
5.45%, 06/15/14	3,000,000	2,894,124

		2,894,124
HEALTH CARE - SERVICES—0.55%
HCA Inc.
5.75%, 03/15/14	500,000	467,808
Res-Care Inc.
7.75%, 10/15/13	250,000	251,250

UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,538,440
5.80%, 03/15/36	800,000	761,815

		5,019,313
HOLDING COMPANIES - DIVERSIFIED—0.03%
Marquee Holdings Inc.
12.00%, 08/15/14	500,000	325,000

		325,000
HOME BUILDERS—0.05%
Standard Pacific Corp.
7.00%, 08/15/15	500,000	462,500

		462,500
HOUSEHOLD PRODUCTS & WARES—0.57%
Clorox Co. (The)
5.03%, 12/14/07	5,250,000	5,260,915

		5,260,915
INSURANCE—2.65%
Allstate Financial Global Funding
2.50%, 06/20/08(1)	4,970,000	4,683,887
American International Group Inc.
2.88%, 05/15/08	2,500,000	2,382,247
ASIF Global Financing XVII
3.85%, 11/26/07(1)	6,500,000	6,354,263
Berkshire Hathaway Finance Corp.
4.61%, 01/11/08	1,400,000	1,401,924
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,034,628
Markel Corp.
7.35%, 08/15/34	1,000,000	1,031,211
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,443,336

		24,331,496
LODGING—0.60%
Hilton Hotels Corp.
7.63%, 12/01/12	250,000	509,668
Marriott International Inc.
4.63%, 06/15/12	750,000	703,331
5.81%, 11/10/15(1)	3,530,000	3,481,360
MGM Mirage
8.50%, 09/15/10	750,000	802,500

		5,496,859
MACHINERY—0.07%
Case Corp.
7.25%, 01/15/16	250,000	245,000
Columbus McKinnon Corp.
10.00%, 08/01/10	325,000	357,500

		602,500

MANUFACTURING—0.05%
Tyco International Group SA
7.00%, 06/15/28	400,000	420,854

		420,854
MEDIA—0.70%
CCH I LLC
11.00%, 10/01/15	500,000	415,625
Comcast Corp.
6.45%, 03/15/37	3,000,000	2,886,606
CSC Holdings Inc.
7.63%, 04/01/11	500,000	502,500
Dex Media East LLC
12.13%, 11/15/12	325,000	371,312
Dex Media Inc.
8.00%, 11/15/13	500,000	515,000
DirecTV Holdings LLC
6.38%, 06/15/15	250,000	246,875
Echostar DBS Corp.
6.38%, 10/01/11	500,000	488,750
Knight Ridder Inc.
7.13%, 06/01/11	750,000	777,402
Liberty Media Corp.
8.25%, 02/01/30	250,000	241,586

		6,445,656
OFFICE & BUSINESS EQUIPMENT—0.06%
Xerox Corp.
6.88%, 08/15/11	250,000	256,563
7.20%, 04/01/16	250,000	263,125

		519,688
OIL & GAS—1.61%
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,673,722
Chesapeake Energy Corp.
6.50%, 08/15/17(1)	250,000	246,875
6.88%, 01/15/16	500,000	503,750
Devon Financing Corp. ULC
7.88%, 09/30/31	1,250,000	1,509,093
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	1,750,000	1,655,680
Enterprise Products Operating LP
4.63%, 10/15/09	2,000,000	1,932,744
5.75%, 03/01/35	1,500,000	1,334,520
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15(1)	250,000	249,375
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	254,322
Parker Drilling Co.
9.63%, 10/01/13	500,000	555,000
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,048,000
Tesoro Corp.
6.25%, 11/01/12(1)	250,000	245,625
Valero Energy Corp.
7.50%, 04/15/32	2,250,000	2,586,848

		14,795,554

OIL & GAS SERVICES—0.06%
Grant Prideco Inc.
6.13%, 08/15/15	100,000	97,500
Weatherford International Ltd.
5.50%, 02/15/16	500,000	490,287

		587,787
PACKAGING & CONTAINERS—0.20%
Crown Americas Inc.
7.63%, 11/15/13(1)	500,000	517,500
Graham Packaging Co. Inc.
8.50%, 10/15/12	250,000	252,500
Stone Container Corp.
9.75%, 02/01/11	1,000,000	1,027,500

		1,797,500
PHARMACEUTICALS—0.63%
AmerisourceBergen Corp.
5.63%, 09/15/12(1)	1,750,000	1,721,127
5.88%, 09/15/15(1)	250,000	245,890
Coventry Health Care Inc.
5.88%, 01/15/12	1,000,000	990,000
6.13%, 01/15/15	750,000	746,049
Omnicare Inc.
6.13%, 06/01/13	250,000	240,000
6.88%, 12/15/15	250,000	249,375
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	750,000	706,895
Warner Chilcott Corp.
9.25%, 02/01/15(1)	900,000	893,250

		5,792,586
PIPELINES—0.93%
ANR Pipeline Co.
8.88%, 03/15/10	500,000	531,875
Copano Energy LLC
8.13%, 03/01/16(1)	250,000	258,750
El Paso Corp.
7.80%, 08/01/31	250,000	251,250
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	4,500,000	4,704,845
Kinder Morgan Finance Co. ULC
6.40%, 01/05/36	1,250,000	1,217,130
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	243,750
SemGroup LP
8.75%, 11/15/15(1)	500,000	510,000
Williams Companies Inc.
7.13%, 09/01/11	500,000	514,375
8.75%, 03/15/32	250,000	292,500

		8,524,475

REAL ESTATE INVESTMENT TRUSTS—1.18%
Duke Realty LP
5.20%, 12/22/06	4,250,000	4,254,645
iStar Financial Inc.
5.15%, 03/01/12	1,000,000	959,671
Omega Healthcare Investors Inc.
7.00%, 01/15/16(1)	250,000	250,000
Simon Property Group LP
6.38%, 11/15/07	5,341,000	5,418,327

		10,882,643
RETAIL—0.87%
Asbury Automotive Group Inc.
9.00%, 06/15/12	250,000	255,313
Denny’s Corp.
10.00%, 10/01/12	500,000	516,250
Inergy LP
6.88%, 12/15/14	750,000	712,500
8.25%, 03/01/16(1)	250,000	256,250
Penney (J.C.) Co. Inc.
7.65%, 08/15/16	250,000	275,330
7.95%, 04/01/17	250,000	283,376
Staples Inc.
7.38%, 10/01/12	740,000	807,488
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,127,404
8.88%, 04/15/11	1,550,000	1,745,889

		7,979,800
SEMICONDUCTORS—0.05%
Advanced Micro Devices Inc.
7.75%, 11/01/12	162,000	169,493
Amkor Technology Inc.
9.25%, 02/15/08(2)	250,000	255,000

		424,493
SOFTWARE—0.37%
Oracle Corp.
4.81%, 01/13/09(1)	2,000,000	2,000,550
5.25%, 01/15/16(1)	1,500,000	1,438,940

		3,439,490
TELECOMMUNICATIONS—4.33%
American Cellular Corp.
10.00%, 08/01/11	500,000	542,500
Ameritech Capital Funding Corp.
6.15%, 01/15/08	1,265,000	1,276,150
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,266,548
Centennial Communications Corp.
10.00%, 01/01/13	250,000	259,688
CenturyTel Inc.
7.88%, 08/15/12	1,575,000	1,705,579
Citizens Communications Co.
6.25%, 01/15/13	1,000,000	972,500
Corning Inc.
6.05%, 06/15/15	2,500,000	2,465,535

Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,445,175
8.25%, 06/15/30	3,000,000	3,588,693
Dobson Communications Corp.
8.88%, 10/01/13	500,000	502,500
France Telecom SA
7.75%, 03/01/11	2,500,000	2,730,278
IWO Holdings Inc.
0.00%, 01/15/15	750,000	560,625
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,636,132
Nextel Communications Inc.
5.95%, 03/15/14	2,200,000	2,178,055
Nextel Partners Inc.
8.13%, 07/01/11	3,000,000	3,172,500
Qwest Corp.
8.88%, 03/15/12	750,000	838,125
Telecom Italia Capital SA
5.25%, 10/01/15	2,500,000	2,326,095
TELUS Corp.
7.50%, 06/01/07	3,600,000	3,681,349
UbiquiTel Operating Co.
9.88%, 03/01/11	250,000	273,125
US West Communications
6.88%, 09/15/33	250,000	240,000
Verizon New York Inc.
7.38%, 04/01/32	150,000	152,142

		39,813,294
TEXTILES—0.22%
Mohawk Industries Inc.
6.13%, 01/15/16	2,000,000	1,980,254

		1,980,254
TRANSPORTATION—1.82%
Burlington Northern Santa Fe Corp.
7.88%, 04/15/07	4,850,000	4,965,066
CNF Inc.
6.70%, 05/01/34	2,500,000	2,453,345
FedEx Corp.
2.65%, 04/01/07	8,250,000	8,019,866
Norfolk Southern Corp.
7.25%, 02/15/31	652,000	753,837
8.63%, 05/15/10	500,000	555,924

		16,748,038

TOTAL CORPORATE BONDS & NOTES
(Cost: $317,903,945)		308,731,583

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—18.68%

ASSET-BACKED SECURITIES—4.48%
Aegis Asset Backed Securities Trust Series 2005-1N Class N1
4.25%, 03/25/35(1)	782,317	780,508
Asset Backed Funding Certificates Series 2005-AQ1 Class A2
4.30%, 06/25/35	7,700,000	7,578,669
Asset Backed Funding Corp NIM Trust Series 2004-OPT4 Class N1
4.45%, 05/26/34(1)	233,751	233,164
Bear Stearns Asset Backed Securities NIM Series 2004-HE5N Class A2
5.00%, 07/25/34(1)	555,693	554,854
Bear Stearns Asset Backed Securities NIM Series 2004-HE6N Class A1
5.25%, 08/25/34(1)	808,372	806,147
Bear Stearns Asset Backed Securities NIM Series 2004-HE7N Class A1
5.25%, 08/25/34(1)(3)	2,233,762	2,231,038
Bear Stearns Asset Backed Securities NIM Series 2005-FR1 Class A1
5.00%, 06/25/35(1)	943,971	939,554
Bear Stearns Asset Backed Securities NIM Series 2005-HE9N Class A1
5.50%, 10/25/35(1)(3)	3,574,904	3,567,934
Countrywide Asset-Backed Certificates Series 2004-10 Class AF3
3.84%, 10/25/30	3,260,484	3,238,604
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	7,500,000	7,425,363
First Franklin NIM Trust Series 2005-FFH2 Class B
6.00%, 04/27/35(1)(3)	4,027,223	3,932,986
Long Beach Asset Holdings Corp. Series 2005-1 Class N1
4.12%, 02/25/35(1)	919,464	916,635
MASTR ABS NIM Trust Series 2004-CIass N1
5.50%, 04/26/34(1)(3)	959,354	956,656
Novastar NIM Trust Series 2004-N3
3.97%, 03/25/35(1)	1,305,777	1,300,711
Sasco Net Interest Margin Trust Series 2005-NC2A Class A
5.50%, 05/27/35(1)(3)	3,074,887	3,058,283
Sasco Net Interest Margin Trust Series 2005-WF1A Class A
4.75%, 02/27/35(1)(3)	3,626,250	3,623,712

		41,144,818
MORTGAGE-BACKED SECURITIES—14.20%
Ameriquest Mortgage Securities Inc. Series 2005-R3 Class A1A
4.78%, 05/25/35	3,259,610	3,259,580
Bank of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	3,813,080	3,696,305
Countrywide Alternative Loan Trust Series 2006-4CB Class 1A1
6.00%, 04/25/36	5,645,583	5,665,529
Countrywide Alternative Loan Trust Series 2006-5T2 Class A3
6.00%, 04/25/36	14,775,221	14,839,194
Countrywide Alternative Loan Trust Series 2006-9T Class 1A1
6.00%, 05/25/36(3)	8,000,000	8,056,939

Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	4,813,917	4,651,447
Global Signal Trust Series 2006-1 Class C
5.71%, 02/15/36(1)	3,000,000	2,975,998
Global Signal Trust Series 2006-1 Class D
6.05%, 02/15/36(1)	5,000,000	4,974,723
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.21%, 12/15/44	4,000,000	3,937,946
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-FL1A Class H
5.50%, 02/15/20(1)	2,000,000	1,997,626
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43(3)	10,000,000	9,931,641
Master Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	2,677,349	2,598,716
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
5.20%, 11/25/34	378,662	380,266
MASTR Alternative Loans Trust Series 2006-2 Class 1A2
6.00%, 04/25/36(3)	10,200,000	10,254,933
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
4.84%, 04/25/36	4,146,459	4,147,064
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	2,959,864
Opteum Mortgage Acceptance Corp. Series 2005-5 Class 2A1B
5.64%, 12/25/35	12,000,000	11,934,514
Opteum NIM Trust Series 2005-1
6.00%, 02/25/35(1)	3,110,787	3,100,649
Option One Mortgage Loan Trust Series 2002-2 Class M2
5.73%, 06/25/32	876,499	877,028
Park Place Securities Inc. Series 2004-MHQ1 Class A3
5.18%, 01/25/33	1,544,855	1,546,660
Residential Accredit Loans Inc. Series 2006-QS3 Class 1A10
6.00%, 03/25/36(3)	4,500,000	4,519,417
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	2,165,635	2,057,407
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.28%, 12/15/44	10,000,000	9,878,717
Wachovia Bank Commercial Mortgage Trust Series 2005-WHL6
5.25%, 10/15/17(1)	5,000,000	4,999,532
5.30%, 10/15/17(1)	5,000,000	4,999,532
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	2,273,830	2,161,559

		130,402,786

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $172,639,108)		171,547,604

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES (4)—0.47%
United Mexican States
6.63%, 03/03/15	1,500,000	1,565,250
7.50%, 04/08/33	1,000,000	1,115,000
8.38%, 01/14/11	1,500,000	1,662,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $4,524,366)		4,342,250

Security	Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—46.78%

MORTGAGE-BACKED SECURITIES—38.48%
Federal Home Loan Mortgage Corp.
4.50%, 06/15/16	27,889	2,870
4.50%, 11/01/18	7,559,897	7,230,801
4.95%, 04/15/28	4,866,690	4,874,989
5.00%, 12/15/34	2,817,632	361,509
5.50%, 12/15/18	12,901,971	12,793,720
5.50%, 03/15/20	2,884,827	164,339
5.50%, 05/15/24	10,441,986	1,012,053
5.50%, 03/15/25	4,023,574	403,727
5.50%, 05/15/29	8,014,690	1,033,630
5.50%, 10/01/32	17,614,168	17,238,566
5.50%, 05/01/34	91,838	89,804
5.50%, 10/01/34	725,477	709,409
6.00%, 08/01/34	29,348,854	29,384,732
Federal National Mortgage Association
4.50%, 05/01/18	5,274,211	5,053,289
4.50%, 07/01/18	8,085,663	7,746,977
4.50%, 11/01/18	5,404,715	5,178,327
4.56%, 06/01/35	8,495,381	8,325,394
5.00%, 01/01/18	1,683,009	1,645,374
5.00%, 09/01/18	10,291,513	10,053,830
5.00%, 12/01/18	853,490	833,778
5.00%, 01/01/19	761,485	743,898
5.00%, 06/01/19	1,642,523	1,603,647
5.00%, 08/01/19	899,459	877,693
5.00%, 09/01/19	752,534	734,324
5.00%, 11/01/19	1,733,577	1,691,626
5.00%, 01/01/20	875,851	854,251
5.00%, 05/01/20	8,775,179	8,558,765
5.00%, 06/01/20	807,657	787,739
5.00%, 11/01/33	58,887,718	56,220,454
5.00%, 12/01/33	18,894,464	18,038,657
5.00%, 03/01/34	9,422,967	8,996,162
5.00%, 09/01/35	459,890	437,930

5.03%, 07/01/35	3,723,898	3,656,725
5.23%, 05/01/35	2,758,733	2,741,349
5.50%, 09/01/19	5,945,187	5,911,127
5.50%, 10/01/19	4,434,126	4,408,722
5.50%, 04/01/21(5)	12,000,000	11,925,000
5.50%, 07/01/33	36,696,921	35,892,121
5.50%, 01/01/34	8,761,670	8,569,518
5.50%, 03/01/35	1,435,180	1,401,313
6.00%, 03/01/33	819,341	819,780
6.00%, 08/01/34	765,994	766,317
6.00%, 04/01/36(5)	10,000,000	9,996,880
6.50%, 09/01/34	9,657,412	9,853,792
6.50%, 04/01/36(5)	90,000,000	9,196,469
Government National Mortgage Association
5.50%, 04/01/36(5)	35,000,000	34,650,000

		353,471,377
U.S. GOVERNMENT SECURITIES—8.30%
U.S. Treasury Bonds
5.38%, 02/15/31(2)	34,050,000	35,842,937
6.13%, 08/15/29(2)	7,800,000	8,942,575
U.S. Treasury Inflation Indexed Bond
1.88%, 07/15/15	22,423,280	21,564,894
U.S. Treasury Notes
2.63%, 05/15/08(6)	398,000	380,525
3.13%, 04/15/09(6)	605,000	576,262
4.00%, 02/15/14(2)(6)	9,500,000	8,957,464

		76,264,657

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $440,455,474)		429,736,034

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.95%

CERTIFICATES OF DEPOSIT(7)—0.15%
Toronto-Dominion Bank
3.94%, 07/10/06	392,080	392,080
Washington Mutual Bank
4.79%, 05/10/06	392,083	392,083
Wells Fargo Bank N.A.
4.78%, 12/05/06	627,333	627,333

		1,411,496
COMMERCIAL PAPER(7)—1.32%
Amstel Funding Corp.
4.40%, 05/08/06	392,083	390,406
Aspen Funding Corp.
4.90%, 04/03/06	133,308	133,308
Barton Capital Corp.
4.73%, 05/10/06	313,666	312,141
Bryant Park Funding LLC
4.72%, 04/18/06	421,324	420,496
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	196,041	195,604

CC USA Inc.
4.23%, 04/21/06	235,250	234,752
Chesham Finance LLC
4.73%-4.85%, 04/03/06-05/10/06	1,960,415	1,956,603
Ebury Finance Ltd.
4.79%, 05/10/06	196,041	195,076
Edison Asset Securitization LLC
4.37%, 05/08/06	392,083	390,417
Galaxy Funding Inc.
4.23%, 04/18/06	225,056	224,659
Giro Funding Corp.
4.76%, 04/24/06	196,041	195,497
Grampian Funding LLC
4.41%, 05/15/06	392,083	390,066
Jupiter Securitization Corp.
4.72%-4.73%, 04/18/06-04/25/06	1,102,906	1,099,903
Liberty Street Funding Corp.
4.73%, 04/18/06	196,041	195,655
Mont Blanc Capital Corp.
4.73%, 04/20/06	1,176,249	1,173,622
Nordea North America Inc.
4.16%, 04/04/06	823,374	823,279
Park Granada LLC
4.75%, 05/05/06	339,395	337,962
Sigma Finance Inc.
4.16%, 04/06/06	470,500	470,336
Solitaire Funding Ltd.
4.75%, 05/10/06	235,250	234,101
Sydney Capital Corp.
4.72%-4.73%, 04/18/06-04/21/06	1,595,150	1,591,872
Thunder Bay Funding Inc.
4.76%, 04/18/06	386,923	386,156
Tulip Funding Corp.
4.80%, 04/28/06	784,166	781,552

		12,133,463
MEDIUM-TERM NOTES (7)—0.32%
Dorada Finance Inc.
3.93%, 07/07/06	243,091	243,085
K2 USA LLC
3.94%, 07/07/06	470,500	470,493
Marshall & Ilsley Bank
5.18%, 12/15/06	784,166	786,059
Sigma Finance Inc.
5.13%, 03/30/07	274,458	274,458
Toronto-Dominion Bank
3.81%, 06/20/06	980,207	980,228
US Bank N.A.
2.85%, 11/15/06	156,833	155,046

		2,909,369
MONEY MARKET FUNDS—6.86%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%(8)(9)	63,050,973	63,050,973

		63,050,973

REPURCHASE AGREEMENTS(7)—0.90%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $1,176,733 (collateralized by non-U.S. Government debt securities, value $1,297,157, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$1,176,249	1,176,249
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,961,220 (collateralized by non-U.S. Government debt securities, value $2,059,216, 3.82% to 6.58%, 4/21/34 to 11/20/35).	1,960,415	1,960,415
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $1,961,207 (collateralized by U.S. Government obligations, value $1,995,964, 4.50% to 5.00%, 4/1/34 to 3/1/36).	1,960,415	1,960,415
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $1,568,989 (collateralized by non-U.S. Government debt securities, value $1,650,885, 0.00% to 10.00%, 1/1/08 to 1/1/10).	1,568,332	1,568,332
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $784,482 (collateralized by U.S. Government obligations, value $801,858, 4.76% to 5.80%, 9/1/15 to 2/1/36).	784,166	784,166
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $784,488 (collateralized by non-U.S. Government debt securities, value $811,835, 0.00% to 6.91%, 4/3/06 to 3/15/32).	784,166	784,166

		8,233,743
TIME DEPOSITS(7)—0.35%
Fifth Third Bank
4.84%, 04/03/06	880,948	880,948
Societe Generale
4.85%, 04/03/06	784,166	784,166
UBS AG
4.88%, 04/03/06	1,568,332	1,568,332

		3,233,446
VARIABLE & FLOATING RATE NOTES(7)—3.05%
Allstate Life Global Funding II
4.71%-4.81%, 03/08/07-04/27/07(1)	1,811,423	1,811,751
American Express Bank
4.74%, 07/19/06	196,041	196,041
American Express Centurion Bank
4.78%, 06/29/06	313,666	313,666
American Express Credit Corp.
4.76%, 02/05/07	235,250	235,420
ASIF Global Financing
4.95%, 05/30/06(1)	1,489,915	1,490,291
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(1)	509,708	509,708
Beta Finance Inc.
4.77%, 05/25/06(1)	548,916	548,908
BMW US Capital LLC
4.72%, 04/16/07(1)	784,166	784,166
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(1)	62,733	62,733

CC USA Inc.
4.77%, 05/25/06(1)	431,291	431,285
Commodore CDO Ltd.
4.97%, 12/12/06(1)	196,041	196,041
DEPFA Bank PLC
4.92%, 03/15/07	784,166	784,166
Eli Lilly Services Inc.
4.60%, 03/30/07(1)	784,166	784,166
Fifth Third Bancorp.
4.78%, 01/23/07(1)	1,568,332	1,568,332
General Electric Capital Corp.
4.79%, 04/09/07	352,875	353,129
Hartford Life Global Funding Trusts
4.77%, 02/15/07	784,166	784,166
HBOS Treasury Services PLC
5.00%, 04/24/07(1)	784,166	784,166
Leafs LLC
4.78%, 01/22/07-02/20/07(1)	820,844	820,844
Marshall & Ilsley Bank
4.73%, 02/15/07	431,291	431,291
Metropolitan Life Global Funding I
4.67%, 04/05/07(1)	1,176,249	1,176,249
Natexis Banques Populaires
4.73%, 04/13/07(1)	588,124	588,124
Nationwide Building Society
4.70%-5.03%, 04/05/07-04/27/07(1)	2,117,248	2,117,326
Northern Rock PLC
4.68%, 02/02/07(1)	940,999	941,026
Permanent Financing PLC
4.66%, 06/12/06(1)	682,224	682,224
Pfizer Investment Capital PLC
4.71%, 02/15/07(1)	784,166	784,166
Principal Life Income Funding Trusts
4.70%, 05/10/06	588,124	588,126
Sedna Finance Inc.
4.75%, 09/20/06(1)	235,250	235,250
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(1)	784,166	784,166
Strips III LLC
4.86%, 07/24/06(1)	197,720	197,720
SunTrust Bank
4.62%, 04/28/06	1,176,249	1,176,249
Toyota Motor Credit Corp.
4.81%, 04/10/06	352,875	352,875
UniCredito Italiano SpA
4.84%, 06/14/06	1,019,416	1,019,344
Union Hamilton Special Funding LLC
4.97%, 09/28/06(1)	784,166	784,166
US Bank N.A.
4.75%, 09/29/06	352,875	352,829
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(1)	1,433,028	1,433,028
Wells Fargo & Co.
4.74%, 03/15/07(1)	392,083	392,110
WhistleJacket Capital Ltd.
4.75%-4.78%, 06/22/06-07/28/06(1)	392,083	392,068

White Pine Finance LLC
4.73%-4.78%, 05/22/06-06/20/06(1)	470,500	470,505
Wind Master Trust
4.82%, 08/25/06(1)	81,185	81,185
Winston Funding Ltd.
4.68%, 04/23/06(1)	559,894	559,894

		27,998,900

TOTAL SHORT-TERM INVESTMENTS
(Cost: $118,971,390)		118,971,390

TOTAL INVESTMENTS IN SECURITIES — 112.49%		1,033,328,861

SECURITIES SOLD SHORT — (1.49)%

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (1.49%)
Federal National Mortgage Association
5.00%, 04/01/21	(14,000,000)	(13,645,632)

TOTAL SECURITIES SOLD SHORT
(Proceeds: $13,691,563)		(13,645,632)
Other Assets, Less Liabilities — (11.00)%		(101,122,380)

NET ASSETS — 100.00%		$918,560,849

(1)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	Investments are denominated in U.S. dollars.
(5)	To-be-announced (TBA). See Note 1.
(6)	These U.S. Treasury Notes are held in segregated accounts in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(7)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(8)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(9)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

As of March 31, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
U.S. 5-Year Note (06/30/06)	465	$48,563,438	$(309,114)
U.S. 10-Year Note (06/30/06)	(110)	(11,702,969)	46,490
U.S. 2-Year Note (06/30/06)	59	12,027,703	(39,834)
U.S. Long Bond (06/30/06)	(302)	(32,965,188)	1,176,059

			$873,601

As of March 31, 2006, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$(118,194)
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	(109,152)
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	105,917
Agreement with J.P. Morgan Chase & Co. dated 11/4/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.19%. Expiring 11/8/15.	40,000,000	(584,354)
Agreement with J.P. Morgan Chase & Co. dated 1/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.90%. Expiring 1/9/16.	29,000,000	(233,756)
Agreement with J.P. Morgan Chase & Co. dated 3/8/06 receiving the notional amount multipled by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 3/10/16.	4,000,000	(33,806)
Agreement with J.P. Morgan Chase & Co. dated 3/8/06 receiving the notional amount multiples by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	(38,931)

		$(1,012,276)

Credit Default Swaps
Agreement with J.P. Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co. 6.95% due 4/25/14. Expiring 3/20/07.	2,000,000	3,063
Agreement with J.P. Morgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	57,488
Agreement with J.P. Morgan Chase & Co. dated 12/8/04 to receive 1.63% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 7.20% due 12/15/11. Expiring 3/20/10.	1,000,000	19,847
Agreement with J.P. Morgan Chase & Co. dated 12/13/04 to receive 1.50% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 8.25% due 4/11/10. Expiring 3/20/10.	3,000,000	45,815
Agreement with J.P. Morgan Chase & Co. dated 3/22/06 to receive 0.85% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volitility. Expiring 12/20/10.	26,000,000	(25,716)
Agreement with Lehman Brothers, Inc. dated 9/20/05 to receive 0.85% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/10.	28,000,000	(15,982)
Agreement with Lehman Brothers, Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	5,250,000	(12,311)

		$72,204

Swaptions
Agreement with J.P. Morgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 6.46%. Expiring 6/23/09.	18,200,000	$337,870

See accompanying notes to schedules of investments.

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—99.99%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.80%, due 4/3/06, maturity value $35,014,000 (collateralized by U.S. Government obligations, value $35,700,000, 5.25% to 6.98%, 8/1/35 to 2/1/36).	$35,000,000	$35,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, 4.84%, due 4/3/06, maturity value $25,010,083 (collateralized by U.S. Government obligations, value $25,500,000, 5.50%, 7/1/34).	25,000,000	25,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreements, 4.55% to 4.85%, due 4/3/06, maturity value $60,023,625 (collateralized by U.S. Government obligations, value $61,203,234, 3.67% to 5.66%, 5/15/06 to 3/1/36).	60,000,000	60,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreements, 4.70% to 4.85%, due 4/3/06, maturity value $80,031,771 (collateralized by U.S Government obligations, value $81,600,117, 5.00% to 6.63%, 11/15/30 to 10/1/35).	80,000,000	80,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.81%, due 4/3/06, maturity value $35,014,029 (collateralized by U.S. Government obligations, value $35,701,956, 4.09% to 6.13%, 1/1/33 to 11/1/35).	35,000,000	35,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreements, 4.83%, due 4/3/06, maturity value $82,668,261 (collateralized by U.S. Government obligations, value $84,290,817, 3.27% to 8.31%, 12/1/08 to 8/1/36).	82,635,000	82,635,000
Merrill Lynch Government Securities Tri-Party Repurchase Agreement, 4.80%, due 4/3/06, maturity value $25,010,000 (collateralized by U.S. Government obligations, value $25,750,808, 4.00% to 5.50%, 4/25/16 to 6/25/30).	25,000,000	25,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $342,635,000)		342,635,000

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $342,635,000)		342,635,000
Other Assets, Less Liabilities — 0.01%		32,267

NET ASSETS — 100.00%		$342,667,267

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—72.58%
Active Stock Master Portfolio(1)		$51,681,492
CoreAlpha Bond Master Portfolio(1)		125,707,911

TOTAL MASTER PORTFOLIOS		177,389,403

Security	Shares	Value
EXCHANGE-TRADED FUNDS—27.80%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	74,215	6,375,068
iShares Lehman TIPS Bond Fund(1)	246,506	24,810,829
iShares MSCI EAFE Index Fund(1)(2)	382,887	24,857,024
iShares S&P MidCap 400 Index Fund(1)(2)	102,676	8,141,180
iShares S&P SmallCap 600 Index Fund(1)	57,534	3,752,943

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $60,216,609)		67,937,044

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.27%

CERTIFICATES OF DEPOSIT(3)—0.29%
Toronto-Dominion Bank
3.94%, 07/10/06	$199,128	199,128
Washington Mutual Bank
4.79%, 05/10/06	199,128	199,128
Wells Fargo Bank N.A.
4.78%, 12/05/06	318,605	318,605

		716,861
COMMERCIAL PAPER(3)—2.52%
Amstel Funding Corp.
4.40%, 05/08/06	199,128	198,276
Aspen Funding Corp.
4.90%, 04/03/06	67,703	67,703
Barton Capital Corp.
4.73%, 05/10/06	159,302	158,528
Bryant Park Funding LLC
4.72%, 04/18/06	213,979	213,558
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	99,564	99,342
CC USA Inc.
4.23%, 04/21/06	119,477	119,224
Chesham Finance LLC
4.73%-4.85%, 04/03/06-05/10/06	995,640	993,704
Ebury Finance Ltd.
4.79%, 05/10/06	99,564	99,074

Edison Asset Securitization LLC
4.37%, 05/08/06	199,128	198,282
Galaxy Funding Inc.
4.23%, 04/18/06	114,299	114,098
Giro Funding Corp.
4.76%, 04/24/06	99,564	99,288
Grampian Funding LLC
4.41%, 05/15/06	199,128	198,103
Jupiter Securitization Corp.
4.72%-4.73%, 04/18/06-04/25/06	560,135	558,610
Liberty Street Funding Corp.
4.73%, 04/18/06	99,564	99,368
Mont Blanc Capital Corp.
4.73%, 04/20/06	597,384	596,049
Nordea North America Inc.
4.16%, 04/04/06	418,169	418,120
Park Granada LLC
4.75%, 05/05/06	172,369	171,641
Sigma Finance Inc.
4.16%, 04/06/06	238,953	238,871
Solitaire Funding Ltd.
4.75%, 05/10/06	119,477	118,893
Sydney Capital Corp.
4.72%-4.73%, 04/18/06-04/21/06	810,132	808,467
Thunder Bay Funding Inc.
4.76%, 04/18/06	196,507	196,118
Tulip Funding Corp.
4.80%, 04/28/06	398,256	396,928

		6,162,245
MEDIUM-TERM NOTES(3)—0.61%
Dorada Finance Inc.
3.93%, 07/07/06	123,459	123,456
K2 USA LLC
3.94%, 07/07/06	238,953	238,950
Marshall & Ilsley Bank
5.18%, 12/15/06	398,256	399,217
Sigma Finance Inc.
5.13%, 03/30/07	139,390	139,390
Toronto-Dominion Bank
3.81%, 06/20/06	497,820	497,830
US Bank N.A.
2.85%, 11/15/06	79,651	78,744

		1,477,587
MONEY MARKET FUNDS—0.65%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%(1)(4)	1,579,658	1,579,658

		1,579,658
REPURCHASE AGREEMENTS(3)—1.71%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $597,630 (collateralized by non-U.S. Government debt securities, value $658,789, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$597,384	597,384

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $996,049 (collateralized by non-U.S. Government debt securities, value $1,045,818, 3.82% to 6.58%, 4/21/34 to 11/20/35).	995,640	995,640
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $996,042 (collateralized by U.S. Government obligations, value $1,013,694, 4.50% to 5.00%, 4/1/34 to 3/1/36).	995,640	995,640
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $796,846 (collateralized by non-U.S. Government debt securities, value $838,438, 0.00% to 10.00%, 1/1/08 to 1/1/10).	796,512	796,512
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $398,417 (collateralized by U.S. Government obligations, value $407,241, 4.76% to 5.80%, 9/1/15 to 2/1/36).	398,256	398,256
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $398,420 (collateralized by non-U.S. Government debt securities, value $412,308, 0.00% to 6.91%, 4/3/06 to 3/15/32).	398,256	398,256

		4,181,688
TIME DEPOSITS(3)—0.67%
Fifth Third Bank
4.84%, 04/03/06	447,409	447,409
Societe Generale
4.85%, 04/03/06	398,256	398,256
UBS AG
4.88%, 04/03/06	796,512	796,512

		1,642,177
VARIABLE & FLOATING RATE NOTES(3)—5.82%
Allstate Life Global Funding II
4.71%-4.81%, 03/08/07-04/27/07(5)	919,971	920,134
American Express Bank
4.74%, 07/19/06	99,564	99,564
American Express Centurion Bank
4.78%, 06/29/06	159,302	159,302
American Express Credit Corp.
4.76%, 02/05/07	119,477	119,563
ASIF Global Financing
4.95%, 05/30/06(5)	756,686	756,877
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(5)	258,866	258,866
Beta Finance Inc.
4.77%, 05/25/06(5)	278,779	278,775
BMW US Capital LLC
4.72%, 04/16/07(5)	398,256	398,256
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(5)	31,860	31,860
CC USA Inc.
4.77%, 05/25/06(5)	219,041	219,037
Commodore CDO Ltd.
4.97%, 12/12/06(5)	99,564	99,564
DEPFA Bank PLC
4.92%, 03/15/07	398,256	398,256
Eli Lilly Services Inc.
4.60%, 03/30/07(5)	398,256	398,256
Fifth Third Bancorp.
4.78%, 01/23/07(5)	796,512	796,512

General Electric Capital Corp.
4.79%, 04/09/07	179,215	179,344
Hartford Life Global Funding Trusts
4.77%, 02/15/07	398,256	398,256
HBOS Treasury Services PLC
5.00%, 04/24/07(5)	398,256	398,256
Leafs LLC
4.78%, 01/22/07-02/20/07(5)	416,883	416,883
Marshall & Ilsley Bank
4.73%, 02/15/07	219,041	219,041
Metropolitan Life Global Funding I
4.67%, 04/05/07(5)	597,384	597,384
Natexis Banques Populaires
4.73%, 04/13/07(5)	298,692	298,692
Nationwide Building Society
4.70%-5.03%, 04/05/07-04/27/07(5)	1,075,291	1,075,330
Northern Rock PLC
4.68%, 02/02/07(5)	477,907	477,921
Permanent Financing PLC
4.66%, 06/12/06(5)	346,483	346,483
Pfizer Investment Capital PLC
4.71%, 02/15/07(5)	398,256	398,256
Principal Life Income Funding Trusts
4.70%, 05/10/06	298,692	298,693
Sedna Finance Inc.
4.75%, 09/20/06(5)	119,477	119,477
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(5)	398,256	398,256
Strips III LLC
4.86%, 07/24/06(5)	100,416	100,416
SunTrust Bank
4.62%, 04/28/06	597,384	597,384
Toyota Motor Credit Corp.
4.81%, 04/10/06	179,215	179,215
UniCredito Italiano SpA
4.84%, 06/14/06	517,733	517,696
Union Hamilton Special Funding LLC
4.97%, 09/28/06(5)	398,256	398,256
US Bank N.A.
4.75%, 09/29/06	179,215	179,192
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(5)	727,794	727,795
Wells Fargo & Co.
4.74%, 03/15/07(5)	199,128	199,142
WhistleJacket Capital Ltd.
4.75%-4.78%, 06/22/06-07/28/06(5)	199,128	199,120
White Pine Finance LLC
4.73%-4.78%, 05/22/06-06/20/06(5)	238,953	238,956
Wind Master Trust
4.82%, 08/25/06(5)	41,231	41,231
Winston Funding Ltd.
4.68%, 04/23/06(5)	284,355	284,355

		14,219,852

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,980,068)		29,980,068

TOTAL INVESTMENTS — 112.65%	275,306,515
Other Assets, Less Liabilities — (12.65)%	(30,912,524)

NET ASSETS — 100.00%	$244,393,991

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.
(5)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—71.29%
Active Stock Master Portfolio(1)		$197,671,194
CoreAlpha Bond Master Portfolio(1)		302,008,892

TOTAL MASTER PORTFOLIOS		499,680,086

Security	Shares	Value
EXCHANGE-TRADED FUNDS—30.15%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	254,421	21,854,764
iShares Lehman TIPS Bond Fund(1)	583,079	58,686,901
iShares MSCI EAFE Index Fund(1)(2)	1,384,434	89,877,455
iShares S&P MidCap 400 Index Fund(1)(2)	354,781	28,130,586
iShares S&P SmallCap 600 Index Fund(1)(2)	195,996	12,784,819

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $182,867,446)		211,334,525

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.06%

CERTIFICATES OF DEPOSIT(3)—0.27%
Toronto-Dominion Bank
3.94%, 07/10/06	$526,843	526,843
Washington Mutual Bank
4.79%, 05/10/06	526,843	526,843
Wells Fargo Bank N.A.
4.78%, 12/05/06	842,948	842,948

		1,896,634
COMMERCIAL PAPER(3)—2.33%
Amstel Funding Corp.
4.40%, 05/08/06	526,843	524,589
Aspen Funding Corp.
4.90%, 04/03/06	179,127	179,127
Barton Capital Corp.
4.73%, 05/10/06	421,474	419,425
Bryant Park Funding LLC
4.72%, 04/18/06	566,135	565,021
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	263,421	262,833
CC USA Inc.
4.23%, 04/21/06	316,106	315,437
Chesham Finance LLC
4.73%-4.85%, 04/03/06-05/10/06	2,634,214	2,629,091
Ebury Finance Ltd.
4.79%, 05/10/06	263,421	262,125

Edison Asset Securitization LLC
4.37%, 05/08/06	526,843	524,604
Galaxy Funding Inc.
4.23%, 04/18/06	302,408	301,875
Giro Funding Corp.
4.76%, 04/24/06	263,421	262,690
Grampian Funding LLC
4.41%, 05/15/06	526,843	524,132
Jupiter Securitization Corp.
4.72%-4.73%, 04/18/06-04/25/06	1,481,977	1,477,943
Liberty Street Funding Corp.
4.73%, 04/18/06	263,421	262,902
Mont Blanc Capital Corp.
4.73%, 04/20/06	1,580,528	1,576,998
Nordea North America Inc.
4.16%, 04/04/06	1,106,370	1,106,242
Park Granada LLC
4.75%, 05/05/06	456,046	454,120
Sigma Finance Inc.
4.16%, 04/06/06	632,211	631,992
Solitaire Funding Ltd.
4.75%, 05/10/06	316,106	314,562
Sydney Capital Corp.
4.72%-4.73%, 04/18/06-04/21/06	2,143,407	2,139,003
Thunder Bay Funding Inc.
4.76%, 04/18/06	519,910	518,878
Tulip Funding Corp.
4.80%, 04/28/06	1,053,686	1,050,173

		16,303,762
MEDIUM-TERM NOTES(3)—0.56%
Dorada Finance Inc.
3.93%, 07/07/06	326,643	326,634
K2 USA LLC
3.94%, 07/07/06	632,211	632,203
Marshall & Ilsley Bank
5.18%, 12/15/06	1,053,686	1,056,229
Sigma Finance Inc.
5.13%, 03/30/07	368,790	368,790
Toronto-Dominion Bank
3.81%, 06/20/06	1,317,107	1,317,134
US Bank N.A.
2.85%, 11/15/06	210,737	208,336

		3,909,326
MONEY MARKET FUNDS—0.33%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%(1)(4)	2,325,084	2,325,084

		2,325,084
REPURCHASE AGREEMENTS(3)—1.58%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $1,581,179 (collateralized by non-U.S. Government debt securities, value $1,742,993, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$1,580,528	1,580,528

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $2,635,296 (collateralized by non-U.S. Government debt securities, value $2,766,974, 3.82% to 6.58%, 4/21/34 to 11/20/35).	2,634,214	2,634,214
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $2,635,279 (collateralized by U.S. Government obligations, value $2,681,982, 4.50% to 5.00%, 4/1/34 to 3/1/36).	2,634,214	2,634,214
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $2,108,254 (collateralized by non-U.S. Government debt securities, value $2,218,298, 0.00% to 10.00%, 1/1/08 to 1/1/10).	2,107,371	2,107,371
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $1,054,111 (collateralized by U.S. Government obligations, value $1,077,459, 4.76% to 5.80%, 9/1/15 to 2/1/36).	1,053,686	1,053,686
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,054,119 (collateralized by non-U.S. Government debt securities, value $1,090,864, 0.00% to 6.91%, 4/3/06 to 3/15/32).	1,053,686	1,053,686

		11,063,699
TIME DEPOSITS(3)—0.62%
Fifth Third Bank
4.84%, 04/03/06	1,183,731	1,183,731
Societe Generale
4.85%, 04/03/06	1,053,686	1,053,686
UBS AG
4.88%, 04/03/06	2,107,371	2,107,371

		4,344,788
VARIABLE & FLOATING RATE NOTES(3)—5.37%
Allstate Life Global Funding II
4.71%-4.81%, 03/08/07-04/27/07(5)	2,434,014	2,434,450
American Express Bank
4.74%, 07/19/06	263,421	263,421
American Express Centurion Bank
4.78%, 06/29/06	421,474	421,474
American Express Credit Corp.
4.76%, 02/05/07	316,106	316,335
ASIF Global Financing
4.95%, 05/30/06(5)	2,002,002	2,002,507
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(5)	684,896	684,896
Beta Finance Inc.
4.77%, 05/25/06(5)	737,580	737,569
BMW US Capital LLC
4.72%, 04/16/07(5)	1,053,686	1,053,686
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(5)	84,295	84,295
CC USA Inc.
4.77%, 05/25/06(5)	579,527	579,518
Commodore CDO Ltd.
4.97%, 12/12/06(5)	263,421	263,421
DEPFA Bank PLC
4.92%, 03/15/07	1,053,686	1,053,686
Eli Lilly Services Inc.
4.60%, 03/30/07(5)	1,053,686	1,053,686
Fifth Third Bancorp.
4.78%, 01/23/07(5)	2,107,371	2,107,371

General Electric Capital Corp.
4.79%, 04/09/07	474,158	474,500
Hartford Life Global Funding Trusts
4.77%, 02/15/07	1,053,686	1,053,686
HBOS Treasury Services PLC
5.00%, 04/24/07(5)	1,053,686	1,053,686
Leafs LLC
4.78%, 01/22/07-02/20/07(5)	1,102,970	1,102,969
Marshall & Ilsley Bank
4.73%, 02/15/07	579,527	579,527
Metropolitan Life Global Funding I
4.67%, 04/05/07(5)	1,580,528	1,580,528
Natexis Banques Populaires
4.73%, 04/13/07(5)	790,264	790,264
Nationwide Building Society
4.70%-5.03%, 04/05/07-04/27/07(5)	2,844,951	2,845,056
Northern Rock PLC
4.68%, 02/02/07(5)	1,264,423	1,264,458
Permanent Financing PLC
4.66%, 06/12/06(5)	916,706	916,707
Pfizer Investment Capital PLC
4.71%, 02/15/07(5)	1,053,686	1,053,686
Principal Life Income Funding Trusts
4.70%, 05/10/06	790,264	790,267
Sedna Finance Inc.
4.75%, 09/20/06(5)	316,106	316,106
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(5)	1,053,686	1,053,686
Strips III LLC
4.86%, 07/24/06(5)	265,677	265,677
SunTrust Bank
4.62%, 04/28/06	1,580,528	1,580,528
Toyota Motor Credit Corp.
4.81%, 04/10/06	474,158	474,158
UniCredito Italiano SpA
4.84%, 06/14/06	1,369,791	1,369,695
Union Hamilton Special Funding LLC
4.97%, 09/28/06(5)	1,053,686	1,053,686
US Bank N.A.
4.75%, 09/29/06	474,158	474,098
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(5)	1,925,562	1,925,562
Wells Fargo & Co.
4.74%, 03/15/07(5)	526,843	526,879
WhistleJacket Capital Ltd.
4.75%-4.78%, 06/22/06-07/28/06(5)	526,843	526,822
White Pine Finance LLC
4.73%-4.78%, 05/22/06-06/20/06(5)	632,211	632,218
Wind Master Trust
4.82%, 08/25/06(5)	109,088	109,088
Winston Funding Ltd.
4.68%, 04/23/06(5)	752,331	752,331

		37,622,183

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,465,476)		77,465,476

TOTAL INVESTMENTS — 112.50%	788,480,087
Other Assets, Less Liabilities — (12.50)%	(87,589,536)

NET ASSETS — 100.00%	$700,890,551

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.
(5)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—66.92%
Active Stock Master Portfolio(1)		$463,149,766
CoreAlpha Bond Master Portfolio(1)		326,714,672

TOTAL MASTER PORTFOLIOS		789,864,438

Security	Shares	Value
EXCHANGE-TRADED FUNDS—34.54%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	595,673	51,168,311
iShares Lehman TIPS Bond Fund(1)	598,917	60,280,996
iShares MSCI EAFE Index Fund(1)(2)	3,184,672	206,748,906
iShares S&P MidCap 400 Index Fund(1)(2)	753,382	59,735,659
iShares S&P SmallCap 600 Index Fund(1)(2)	456,500	29,777,495

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $343,609,623)		407,711,367

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—20.38%

CERTIFICATES OF DEPOSIT(3)—0.50%
Toronto-Dominion Bank
3.94%, 07/10/06	$1,638,230	1,638,230
Washington Mutual Bank
4.79%, 05/10/06	1,638,230	1,638,230
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,621,169	2,621,169

		5,897,629
COMMERCIAL PAPER(3)—4.30%
Amstel Funding Corp.
4.40%, 05/08/06	1,638,230	1,631,222
Aspen Funding Corp.
4.90%, 04/03/06	556,998	556,998
Barton Capital Corp.
4.73%, 05/10/06	1,310,584	1,304,213
Bryant Park Funding LLC
4.72%, 04/18/06	1,760,410	1,756,948
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	819,115	817,286
CC USA Inc.
4.23%, 04/21/06	982,938	980,859
Chesham Finance LLC
4.73%-4.85%, 04/03/06-05/10/06	8,191,152	8,175,224
Ebury Finance Ltd.
4.79%, 05/10/06	819,115	815,083
Edison Asset Securitization LLC
4.37%, 05/08/06	1,638,230	1,631,270

Galaxy Funding Inc.
4.23%, 04/18/06	940,344	938,687
Giro Funding Corp.
4.76%, 04/24/06	819,115	816,841
Grampian Funding LLC
4.41%, 05/15/06	1,638,230	1,629,802
Jupiter Securitization Corp.
4.72%-4.73%, 04/18/06-04/25/06	4,608,244	4,595,700
Liberty Street Funding Corp.
4.73%, 04/18/06	819,115	817,501
Mont Blanc Capital Corp.
4.73%, 04/20/06	4,914,691	4,903,714
Nordea North America Inc.
4.16%, 04/04/06	3,440,284	3,439,887
Park Granada LLC
4.75%, 05/05/06	1,418,085	1,412,098
Sigma Finance Inc.
4.16%, 04/06/06	1,965,877	1,965,195
Solitaire Funding Ltd.
4.75%, 05/10/06	982,938	978,140
Sydney Capital Corp.
4.72%-4.73%, 04/18/06-04/21/06	6,664,977	6,651,281
Thunder Bay Funding Inc.
4.76%, 04/18/06	1,616,671	1,613,465
Tulip Funding Corp.
4.80%, 04/28/06	3,276,461	3,265,539

		50,696,953
MEDIUM-TERM NOTES(3)—1.03%
Dorada Finance Inc.
3.93%, 07/07/06	1,015,703	1,015,676
K2 USA LLC
3.94%, 07/07/06	1,965,877	1,965,851
Marshall & Ilsley Bank
5.18%, 12/15/06	3,276,461	3,284,369
Sigma Finance Inc.
5.13%, 03/30/07	1,146,761	1,146,761
Toronto-Dominion Bank
3.81%, 06/20/06	4,095,576	4,095,662
US Bank N.A.
2.85%, 11/15/06	655,292	647,826

		12,156,145
MONEY MARKET FUNDS—0.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74% (1)(4)	6,883,541	6,883,541

		6,883,541
REPURCHASE AGREEMENTS(3)—2.92%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $4,916,714 (collateralized by non-U.S. Government debt securities, value $5,419,878, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$4,914,691	4,914,691

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $8,194,517 (collateralized by non-U.S. Government debt securities, value $8,603,974, 3.82% to 6.58%, 4/21/34 to 11/20/35).	8,191,152	8,191,152
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $8,194,463 (collateralized by U.S. Government obligations, value $8,339,688, 4.50% to 5.00%, 4/1/34 to 3/1/36).	8,191,152	8,191,152
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $6,555,669 (collateralized by non-U.S. Government debt securities, value $6,897,852, 0.00% to 10.00%, 1/1/08 to 1/1/10).	6,552,922	6,552,922
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $3,277,783 (collateralized by U.S. Government obligations, value $3,350,385, 4.76% to 5.80%, 9/1/15 to 2/1/36).	3,276,461	3,276,461
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $3,277,807 (collateralized by non-U.S. Government debt securities, value $3,392,068, 0.00% to 6.91%, 4/3/06 to 3/15/32).	3,276,461	3,276,461

		34,402,839
TIME DEPOSITS(3)—1.14%
Fifth Third Bank
4.84%, 04/03/06	3,680,842	3,680,842
Societe Generale
4.85%, 04/03/06	3,276,461	3,276,461
UBS AG
4.88%, 04/03/06	6,552,922	6,552,922

		13,510,225
VARIABLE & FLOATING RATE NOTES(3)—9.91%
Allstate Life Global Funding II
4.71%-4.81%, 03/08/07-04/27/07(5)	7,568,625	7,569,998
American Express Bank
4.74%, 07/19/06	819,115	819,115
American Express Centurion Bank
4.78%, 06/29/06	1,310,584	1,310,584
American Express Credit Corp.
4.76%, 02/05/07	982,938	983,650
ASIF Global Financing
4.95%, 05/30/06(5)	6,225,276	6,226,845
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(5)	2,129,700	2,129,700
Beta Finance Inc.
4.77%, 05/25/06(5)	2,293,523	2,293,489
BMW US Capital LLC
4.72%, 04/16/07(5)	3,276,461	3,276,461
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(5)	262,117	262,117
CC USA Inc.
4.77%, 05/25/06(5)	1,802,054	1,802,027
Commodore CDO Ltd.
4.97%, 12/12/06(5)	819,115	819,115
DEPFA Bank PLC
4.92%, 03/15/07	3,276,461	3,276,461
Eli Lilly Services Inc.
4.60%, 03/30/07(5)	3,276,461	3,276,461
Fifth Third Bancorp.
4.78%, 01/23/07(5)	6,552,922	6,552,922

General Electric Capital Corp.
4.79%, 04/09/07	1,474,407	1,475,469
Hartford Life Global Funding Trusts
4.77%, 02/15/07	3,276,461	3,276,461
HBOS Treasury Services PLC
5.00%, 04/24/07(5)	3,276,461	3,276,461
Leafs LLC
4.78%, 01/22/07-02/20/07(5)	3,429,711	3,429,711
Marshall & Ilsley Bank
4.73%, 02/15/07	1,802,054	1,802,054
Metropolitan Life Global Funding I
4.67%, 04/05/07(5)	4,914,691	4,914,691
Natexis Banques Populaires
4.73%, 04/13/07(5)	2,457,346	2,457,346
Nationwide Building Society
4.70%-5.03%, 04/05/07-04/27/07(5)	8,846,445	8,846,770
Northern Rock PLC
4.68%, 02/02/07(5)	3,931,753	3,931,864
Permanent Financing PLC
4.66%, 06/12/06(5)	2,850,521	2,850,522
Pfizer Investment Capital PLC
4.71%, 02/15/07(5)	3,276,461	3,276,461
Principal Life Income Funding Trusts
4.70%, 05/10/06	2,457,346	2,457,354
Sedna Finance Inc.
4.75%, 09/20/06(5)	982,938	982,938
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(5)	3,276,461	3,276,461
Strips III LLC
4.86%, 07/24/06(5)	826,128	826,128
SunTrust Bank
4.62%, 04/28/06	4,914,691	4,914,691
Toyota Motor Credit Corp.
4.81%, 04/10/06	1,474,407	1,474,407
UniCredito Italiano SpA
4.84%, 06/14/06	4,259,399	4,259,101
Union Hamilton Special Funding LLC
4.97%, 09/28/06(5)	3,276,461	3,276,461
US Bank N.A.
4.75%, 09/29/06	1,474,407	1,474,218
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(5)	5,987,584	5,987,584
Wells Fargo & Co.
4.74%, 03/15/07(5)	1,638,230	1,638,344
WhistleJacket Capital Ltd.
4.75%-4.78%, 06/22/06-07/28/06(5)	1,638,230	1,638,166
White Pine Finance LLC
4.73%-4.78%, 05/22/06-06/20/06(5)	1,965,877	1,965,899
Wind Master Trust
4.82%, 08/25/06(5)	339,212	339,212
Winston Funding Ltd.
4.68%, 04/23/06(5)	2,339,393	2,339,393

		116,987,112

TOTAL SHORT-TERM INVESTMENTS
(Cost: $240,534,444)		240,534,444

TOTAL INVESTMENTS — 121.84%	1,438,110,249
Other Assets, Less Liabilities — (21.84)%	(257,771,886)

NET ASSETS — 100.00%	$1,180,338,363

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.
(5)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—63.43%
Active Stock Master Portfolio(1)		$364,786,090
CoreAlpha Bond Master Portfolio(1)		126,133,264

TOTAL MASTER PORTFOLIOS		490,919,354

Security	Shares	Value
EXCHANGE-TRADED FUNDS—37.67%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	464,218	39,876,326
iShares Lehman TIPS Bond Fund(1)	212,045	21,342,329
iShares MSCI EAFE Index Fund(1)(2)	2,504,529	162,594,023
iShares S&P MidCap 400 Index Fund(1)(2)	577,123	45,760,083
iShares S&P SmallCap 600 Index Fund(1)(2)	337,041	21,985,184

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $244,212,076)		291,557,945

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—17.61%

CERTIFICATES OF DEPOSIT (3)—0.43%
Toronto-Dominion Bank
3.94%, 07/10/06	$920,838	920,838
Washington Mutual Bank
4.79%, 05/10/06	920,838	920,838
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,473,340	1,473,340

		3,315,016
COMMERCIAL PAPER (3)—3.68%
Amstel Funding Corp.
4.40%, 05/08/06	920,838	916,899
Aspen Funding Corp.
4.90%, 04/03/06	313,085	313,085
Barton Capital Corp.
4.73%, 05/10/06	736,670	733,089
Bryant Park Funding LLC
4.72%, 04/18/06	989,514	987,568
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	460,419	459,390
CC USA Inc.
4.23%, 04/21/06	552,503	551,334
Chesham Finance LLC
4.73%-4.85%, 04/03/06-05/10/06	4,604,189	4,595,235
Ebury Finance Ltd.
4.79%, 05/10/06	460,419	458,152
Edison Asset Securitization LLC
4.37%, 05/08/06	920,838	916,925

Galaxy Funding Inc.
4.23%, 04/18/06	528,561	527,629
Giro Funding Corp.
4.76%, 04/24/06	460,419	459,140
Grampian Funding LLC
4.41%, 05/15/06	920,838	916,100
Jupiter Securitization Corp.
4.72%-4.73%, 04/18/06-04/25/06	2,590,261	2,583,210
Liberty Street Funding Corp.
4.73%, 04/18/06	460,419	459,511
Mont Blanc Capital Corp.
4.73%, 04/20/06	2,762,513	2,756,343
Nordea North America Inc.
4.16%, 04/04/06	1,933,759	1,933,536
Park Granada LLC
4.75%, 05/05/06	797,096	793,730
Sigma Finance Inc.
4.16%, 04/06/06	1,105,005	1,104,622
Solitaire Funding Ltd.
4.75%, 05/10/06	552,503	549,805
Sydney Capital Corp.
4.72%-4.73%, 04/18/06-04/21/06	3,746,336	3,738,638
Thunder Bay Funding Inc.
4.76%, 04/18/06	908,720	906,917
Tulip Funding Corp.
4.80%, 04/28/06	1,841,676	1,835,537

		28,496,395
MEDIUM-TERM NOTES(3)—0.88%
Dorada Finance Inc.
3.93%, 07/07/06	570,919	570,905
K2 USA LLC
3.94%, 07/07/06	1,105,005	1,104,991
Marshall & Ilsley Bank
5.18%, 12/15/06	1,841,676	1,846,121
Sigma Finance Inc.
5.13%, 03/30/07	644,586	644,586
Toronto-Dominion Bank
3.81%, 06/20/06	2,302,094	2,302,142
US Bank N.A.
2.85%, 11/15/06	368,335	364,138

		6,832,883
MONEY MARKET FUNDS—0.64%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%(1)(4)	4,978,961	4,978,961

		4,978,961
REPURCHASE AGREEMENTS(3)—2.50%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $2,763,650 (collateralized by non-U.S. Government debt securities, value $3,046,475, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$2,762,513	2,762,513

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $4,606,081 (collateralized by non-U.S. Government debt securities, value $4,836,233, 3.82% to 6.58%, 4/21/34 to 11/20/35).	4,604,189	4,604,189
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $4,606,050 (collateralized by U.S. Government obligations, value $4,687,680, 4.50% to 5.00%, 4/1/34 to 3/1/36).	4,604,189	4,604,189
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $3,684,895 (collateralized by non-U.S. Government debt securities, value $3,877,234, 0.00% to 10.00%, 1/1/08 to 1/1/10).	3,683,351	3,683,351
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $1,842,419 (collateralized by U.S. Government obligations, value $1,883,228, 4.76% to 5.80%, 9/1/15 to 2/1/36).	1,841,676	1,841,676
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,842,433 (collateralized by non-U.S. Government debt securities, value $1,906,658, 0.00% to 6.91%, 4/3/06 to 3/15/32).	1,841,676	1,841,676

		19,337,594
TIME DEPOSITS(3)—0.98%
Fifth Third Bank
4.84%, 04/03/06	2,068,975	2,068,975
Societe Generale
4.85%, 04/03/06	1,841,676	1,841,676
UBS AG
4.88%, 04/03/06	3,683,351	3,683,351

		7,594,002
VARIABLE & FLOATING RATE NOTES(3)—8.50%
Allstate Life Global Funding II
4.71%-4.81%, 03/08/07-04/27/07(5)	4,254,270	4,255,034
American Express Bank
4.74%, 07/19/06	460,419	460,419
American Express Centurion Bank
4.78%, 06/29/06	736,670	736,670
American Express Credit Corp.
4.76%, 02/05/07	552,503	552,903
ASIF Global Financing
4.95%, 05/30/06(5)	3,499,183	3,500,065
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(5)	1,197,089	1,197,089
Beta Finance Inc.
4.77%, 05/25/06(5)	1,289,173	1,289,154
BMW US Capital LLC
4.72%, 04/16/07(5)	1,841,676	1,841,676
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(5)	147,334	147,334
CC USA Inc.
4.77%, 05/25/06(5)	1,012,922	1,012,907
Commodore CDO Ltd.
4.97%, 12/12/06(5)	460,419	460,419
DEPFA Bank PLC
4.92%, 03/15/07	1,841,676	1,841,676
Eli Lilly Services Inc.
4.60%, 03/30/07(5)	1,841,676	1,841,676
Fifth Third Bancorp.
4.78%, 01/23/07(5)	3,683,351	3,683,351

General Electric Capital Corp.
4.79%, 04/09/07	828,754	829,351
Hartford Life Global Funding Trusts
4.77%, 02/15/07	1,841,676	1,841,676
HBOS Treasury Services PLC
5.00%, 04/24/07(5)	1,841,676	1,841,676
Leafs LLC
4.78%, 01/22/07-02/20/07(5)	1,927,816	1,927,816
Marshall & Ilsley Bank
4.73%, 02/15/07	1,012,922	1,012,922
Metropolitan Life Global Funding I
4.67%, 04/05/07(5)	2,762,513	2,762,513
Natexis Banques Populaires
4.73%, 04/13/07(5)	1,381,257	1,381,257
Nationwide Building Society
4.70%-5.03%, 04/05/07-04/27/07(5)	4,972,524	4,972,707
Northern Rock PLC
4.68%, 02/02/07(5)	2,210,011	2,210,073
Permanent Financing PLC
4.66%, 06/12/06(5)	1,602,258	1,602,259
Pfizer Investment Capital PLC
4.71%, 02/15/07(5)	1,841,676	1,841,676
Principal Life Income Funding Trusts
4.70%, 05/10/06	1,381,257	1,381,262
Sedna Finance Inc.
4.75%, 09/20/06(5)	552,503	552,503
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(5)	1,841,676	1,841,676
Strips III LLC
4.86%, 07/24/06(5)	464,361	464,361
SunTrust Bank
4.62%, 04/28/06	2,762,513	2,762,513
Toyota Motor Credit Corp.
4.81%, 04/10/06	828,754	828,754
UniCredito Italiano SpA
4.84%, 06/14/06	2,394,178	2,394,011
Union Hamilton Special Funding LLC
4.97%, 09/28/06(5)	1,841,676	1,841,676
US Bank N.A.
4.75%, 09/29/06	828,754	828,647
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(5)	3,365,578	3,365,578
Wells Fargo & Co.
4.74%, 03/15/07(5)	920,838	920,902
WhistleJacket Capital Ltd.
4.75%-4.78%, 06/22/06-07/28/06(5)	920,838	920,801
White Pine Finance LLC
4.73%-4.78%, 05/22/06-06/20/06(5)	1,105,005	1,105,019
Wind Master Trust
4.82%, 08/25/06(5)	190,669	190,669
Winston Funding Ltd.
4.68%, 04/23/06(5)	1,314,956	1,314,956

		65,757,627

TOTAL SHORT-TERM INVESTMENTS
(Cost: $136,312,478)		$136,312,478

TOTAL INVESTMENTS — 118.71%	918,789,777
Other Assets, Less Liabilities — (18.71)%	(144,779,828)

NET ASSETS — 100.00%	$774,009,949

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.
(5)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—61.39%
Active Stock Master Portfolio(1)		$273,015,174
CoreAlpha Bond Master Portfolio(1)		37,996,110

TOTAL MASTER PORTFOLIOS		311,011,284

Security	Shares	Value
EXCHANGE-TRADED FUNDS—39.94%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	351,492	30,193,163
iShares MSCI EAFE Index Fund(1)(2)	1,880,200	122,062,584
iShares S&P MidCap 400 Index Fund(1)(2)	428,541	33,979,016
iShares S&P SmallCap 600 Index Fund(1)(2)	246,482	16,078,021

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $171,005,689)		202,312,784

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—18.31%

CERTIFICATES OF DEPOSIT(3)—0.45%
Toronto-Dominion Bank
3.94%, 07/10/06	$634,613	634,613
Washington Mutual Bank
4.79%, 05/10/06	634,613	634,613
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,015,381	1,015,381

		2,284,607
COMMERCIAL PAPER(3)—3.88%
Amstel Funding Corp.
4.40%, 05/08/06	634,613	631,898
Aspen Funding Corp.
4.90%, 04/03/06	215,768	215,768
Barton Capital Corp.
4.73%, 05/10/06	507,690	505,222
Bryant Park Funding LLC
4.72%, 04/18/06	681,943	680,601
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	317,307	316,598
CC USA Inc.
4.23%, 04/21/06	380,768	379,963
Chesham Finance LLC
4.73%-4.85%, 04/03/06-05/10/06	3,173,066	3,166,895
Ebury Finance Ltd.
4.79%, 05/10/06	317,307	315,744
Edison Asset Securitization LLC
4.37%, 05/08/06	634,613	631,917

Galaxy Funding Inc.
4.23%, 04/18/06	364,268	363,626
Giro Funding Corp.
4.76%, 04/24/06	317,307	316,426
Grampian Funding LLC
4.41%, 05/15/06	634,613	631,348
Jupiter Securitization Corp.
4.72%-4.73%, 04/18/06-04/25/06	1,785,129	1,780,269
Liberty Street Funding Corp.
4.73%, 04/18/06	317,307	316,681
Mont Blanc Capital Corp.
4.73%, 04/20/06	1,903,839	1,899,587
Nordea North America Inc.
4.16%, 04/04/06	1,332,688	1,332,534
Park Granada LLC
4.75%, 05/05/06	549,334	547,014
Sigma Finance Inc.
4.16%, 04/06/06	761,536	761,272
Solitaire Funding Ltd.
4.75%, 05/10/06	380,768	378,909
Sydney Capital Corp.
4.72%-4.73%, 04/18/06-04/21/06	2,581,860	2,576,555
Thunder Bay Funding Inc.
4.76%, 04/18/06	626,262	625,020
Tulip Funding Corp.
4.80%, 04/28/06	1,269,226	1,264,995

		19,638,842
MEDIUM-TERM NOTES(3)—0.93%
Dorada Finance Inc.
3.93%, 07/07/06	393,460	393,450
K2 USA LLC
3.94%, 07/07/06	761,536	761,526
Marshall & Ilsley Bank
5.18%, 12/15/06	1,269,226	1,272,290
Sigma Finance Inc.
5.13%, 03/30/07	444,229	444,229
Toronto-Dominion Bank
3.81%, 06/20/06	1,586,533	1,586,566
US Bank N.A.
2.85%, 11/15/06	253,845	250,953

		4,709,014
MONEY MARKET FUNDS—0.44%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%(1)(4)	2,247,329	2,247,329

		2,247,329
REPURCHASE AGREEMENTS(3)—2.63%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $1,904,623 (collateralized by non-U.S. Government debt securities, value $2,099,537, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$1,903,839	1,903,839
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $3,174,370 (collateralized by non-U.S. Government debt securities, value $3,332,983, 3.82% to 6.58%, 4/21/34 to 11/20/35).	3,173,066	3,173,066

Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $3,174,348 (collateralized by U.S. Government obligations, value $3,230,605, 4.50% to 5.00%, 4/1/34 to 3/1/36).	3,173,066	3,173,066
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $2,539,516 (collateralized by non-U.S. Government debt securities, value $2,672,070, 0.00% to 10.00%, 1/1/08 to 1/1/10).	2,538,452	2,538,452
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $1,269,738 (collateralized by U.S. Government obligations, value $1,297,863, 4.76% to 5.80%, 9/1/15 to 2/1/36).	1,269,226	1,269,226
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,269,747 (collateralized by non-U.S. Government debt securities, value $1,314,010, 0.00% to 6.91%, 4/3/06 to 3/15/32).	1,269,226	1,269,226

		13,326,875
TIME DEPOSITS(3)—1.03%
Fifth Third Bank
4.84%, 04/03/06	1,425,874	1,425,874
Societe Generale
4.85%, 04/03/06	1,269,226	1,269,226
UBS AG
4.88%, 04/03/06	2,538,452	2,538,452

		5,233,552
VARIABLE & FLOATING RATE NOTES(3)—8.95%
Allstate Life Global Funding II
4.71%-4.81%, 03/08/07-04/27/07(5)	2,931,913	2,932,447
American Express Bank
4.74%, 07/19/06	317,307	317,307
American Express Centurion Bank
4.78%, 06/29/06	507,690	507,690
American Express Credit Corp.
4.76%, 02/05/07	380,768	381,044
ASIF Global Financing
4.95%, 05/30/06(5)	2,411,530	2,412,138
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(5)	824,997	824,997
Beta Finance Inc.
4.77%, 05/25/06(5)	888,458	888,445
BMW US Capital LLC
4.72%, 04/16/07(5)	1,269,226	1,269,226
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(5)	101,538	101,538
CC USA Inc.
4.77%, 05/25/06(5)	698,074	698,064
Commodore CDO Ltd.
4.97%, 12/12/06(5)	317,307	317,307
DEPFA Bank PLC
4.92%, 03/15/07	1,269,226	1,269,226
Eli Lilly Services Inc.
4.60%, 03/30/07(5)	1,269,226	1,269,226
Fifth Third Bancorp.
4.78%, 01/23/07(5)	2,538,452	2,538,452
General Electric Capital Corp.
4.79%, 04/09/07	571,152	571,563
Hartford Life Global Funding Trusts
4.77%, 02/15/07	1,269,226	1,269,226

HBOS Treasury Services PLC
5.00%, 04/24/07(5)	1,269,226	1,269,226
Leafs LLC
4.78%, 01/22/07-02/20/07(5)	1,328,592	1,328,591
Marshall & Ilsley Bank
4.73%, 02/15/07	698,074	698,074
Metropolitan Life Global Funding I
4.67%, 04/05/07(5)	1,903,839	1,903,839
Natexis Banques Populaires
4.73%, 04/13/07(5)	951,920	951,920
Nationwide Building Society
4.70%-5.03%, 04/05/07-04/27/07(5)	3,426,911	3,427,037
Northern Rock PLC
4.68%, 02/02/07(5)	1,523,071	1,523,115
Permanent Financing PLC
4.66%, 06/12/06(5)	1,104,227	1,104,228
Pfizer Investment Capital PLC
4.71%, 02/15/07(5)	1,269,226	1,269,226
Principal Life Income Funding Trusts
4.70%, 05/10/06	951,920	951,923
Sedna Finance Inc.
4.75%, 09/20/06(5)	380,768	380,768
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(5)	1,269,226	1,269,226
Strips III LLC
4.86%, 07/24/06(5)	320,023	320,023
SunTrust Bank
4.62%, 04/28/06	1,903,839	1,903,839
Toyota Motor Credit Corp.
4.81%, 04/10/06	571,152	571,152
UniCredito Italiano SpA
4.84%, 06/14/06	1,649,994	1,649,879
Union Hamilton Special Funding LLC
4.97%, 09/28/06(5)	1,269,226	1,269,226
US Bank N.A.
4.75%, 09/29/06	571,152	571,078
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(5)	2,319,453	2,319,454
Wells Fargo & Co.
4.74%, 03/15/07(5)	634,613	634,657
WhistleJacket Capital Ltd.
4.75%-4.78%, 06/22/06-07/28/06(5)	634,613	634,588
White Pine Finance LLC
4.73%-4.78%, 05/22/06-06/20/06(5)	761,536	761,545
Wind Master Trust
4.82%, 08/25/06(5)	131,403	131,403
Winston Funding Ltd.
4.68%, 04/23/06(5)	906,228	906,228

		45,318,141

TOTAL SHORT-TERM INVESTMENTS
(Cost: $92,758,360)		92,758,360

TOTAL INVESTMENTS — 119.64%		606,082,428
Other Assets, Less Liabilities — (19.64)%		(99,503,041)

NET ASSETS — 100.00%		$506,579,387

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.
(5)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—3.45%
Calyon
5.18%, 03/30/07	$50,000,000	$50,000,000
HBOS Treasury Services PLC
3.79%, 06/19/06	50,000,000	49,998,971
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000
Wells Fargo Bank N.A.
4.80%, 01/29/07	75,000,000	74,975,937

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $234,974,908)		234,974,908

Security	Face Amount	Value
COMMERCIAL PAPER—2.79%
Amstel Funding Corp.
4.40%, 05/08/06	50,000,000	49,773,889
CC USA Inc.
4.23%, 04/21/06	45,000,000	44,894,250
Gemini Securitization Corp.
4.90%, 04/03/06	80,000,000	79,978,222
Sigma Finance Inc.
4.16%, 04/06/06	15,000,000	14,991,333

TOTAL COMMERCIAL PAPER
(Cost: $189,637,694)		189,637,694

Security	Face Amount	Value
MEDIUM-TERM NOTES—2.42%
Cullinan Finance Corp.
5.07%, 02/26/07(1)	70,000,000	70,000,000
5.18%, 03/15/07(1)	20,000,000	20,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,118,044
Sigma Finance Inc.
4.50%, 10/16/06(1)	25,000,000	25,000,000

TOTAL MEDIUM-TERM NOTES
(Cost: $165,118,044)		165,118,044

Security	Face Amount	Value
TIME DEPOSITS—4.01%
Branch Banking & Trust
4.88%, 04/03/06	150,000,000	150,000,000
SunTrust Bank
4.82%, 04/03/06	1,297,000	1,297,000
US Bank N.A.
4.88%, 04/03/06	121,715,000	121,715,000

TOTAL TIME DEPOSITS
(Cost: $273,012,000)		273,012,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—54.91%
Allstate Life Global Funding II
4.71%, 04/09/07(1)	11,000,000	11,004,478
4.72%, 11/09/06(1)	20,000,000	20,007,170
4.77%, 04/13/07(1)	35,000,000	35,015,546
4.81%, 04/16/07(1)	25,000,000	25,010,760
4.81%, 04/27/07(1)	50,000,000	50,000,000
American Express Bank
4.74%, 07/19/06	40,000,000	40,000,000
4.78%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
4.78%, 06/29/06	35,000,000	35,000,000
4.78%, 09/27/06	60,000,000	60,000,000
ANZ National International Ltd.
4.65%, 04/05/07(1)	75,000,000	75,000,000
ASIF Global Financing
4.75%, 08/11/06(1)	25,000,000	25,001,050
4.81%, 04/23/07(1)	75,000,000	74,996,658
4.95%, 05/30/06(1)	61,500,000	61,515,519
4.97%, 12/11/06(1)	90,000,000	90,052,905
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(1)	35,000,000	35,000,000
Bank of Ireland
4.75%, 04/20/07(1)	70,000,000	70,000,000
Bank of Nova Scotia
4.76%, 09/29/06	35,000,000	34,995,084
Banque Nationale de Paris
4.60%, 10/04/06	20,000,000	19,997,283
Beta Finance Inc.
4.77%, 04/25/06(1)	30,000,000	29,997,000
4.77%, 05/25/06(1)	15,000,000	14,999,771
CC USA Inc.
4.70%, 06/15/06(1)	55,000,000	54,998,870
4.73%, 07/14/06(1)	15,000,000	15,000,818
4.77%, 05/25/06(1)	25,000,000	24,999,617
Commodore CDO Ltd. 2003-2A Class A1MM
4.97%, 12/12/06(1)	25,000,000	25,000,000
Credit Suisse First Boston NY
4.76%, 07/19/06	75,000,000	75,000,000
4.79%, 09/26/06	100,000,000	100,000,000
DEPFA Bank PLC
4.92%, 03/15/07	100,000,000	100,000,000
Dexia Credit Local
4.76%, 08/30/06	35,000,000	34,997,105
Dorada Finance Inc.
4.77%, 06/26/06(1)	15,000,000	14,999,683
Five Finance Inc.
4.70%, 09/15/06(1)	30,000,000	29,997,255
4.77%, 05/25/06(1)	22,000,000	21,999,663
4.78%, 06/26/06(1)	14,000,000	13,999,670
HBOS Treasury Services PLC
5.00%, 04/24/07(1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
4.72%, 12/15/06(1)	50,000,000	50,000,000
HSBC Bank USA N.A.
5.01%, 05/04/06	15,000,000	15,001,038
ING USA Annuity & Life Insurance Funding Agreement
5.01%, 12/18/06(2)	20,000,000	20,000,000
Jordan Brick Co. Inc.
4.82%, 04/03/06(1)	33,000,000	33,000,000
K2 USA LLC
4.59%, 06/02/06(1)	35,000,000	34,999,406
4.65%, 09/11/06(1)	100,000,000	99,993,346
Lakeline Austin Development Ltd.
4.83%, 04/03/06(1)	9,800,000	9,800,000

Leafs LLC
4.78%, 02/20/07(1)	19,905,397	19,905,397
Links Finance LLC
4.70%, 10/16/06(1)	82,000,000	81,993,309
Marshall & Ilsley Bank
4.73%, 04/16/07	60,000,000	60,000,000
Metropolitan Life Insurance Funding Agreement
4.68%, 07/18/06(2)	25,000,000	25,000,000
Monumental Global Funding II
4.97%, 12/27/06(1)	100,000,000	100,005,784
Natexis Banques Populaires
4.73%, 04/13/07(1)	50,000,000	50,000,000
Nationwide Building Society
5.02%, 04/27/07(1)	100,000,000	100,000,000
Nordea Bank AB
4.70%, 04/11/07(1)	75,000,000	75,000,000
Nordea Bank PLC
4.57%, 10/02/06	75,000,000	74,991,107
Northern Rock PLC
4.68%, 04/03/07(1)	70,000,000	70,000,000
Permanent Financing PLC Series 8 Class 1A
4.66%, 06/12/06(1)	37,000,000	37,000,030
Permanent Financing PLC Series 9A Class 1A
4.75%, 03/10/07(1)	60,000,000	60,000,000
Principal Life Income Funding Trusts
4.71%, 11/13/06	50,000,000	49,998,812
Royal Bank of Scotland
4.76%, 08/30/06	100,000,000	99,991,725
Sedna Finance Inc.
4.75%, 09/20/06(1)	15,000,000	15,000,000
Sigma Finance Inc.
4.00%, 08/11/06(1)	75,000,000	74,986,230
4.71%, 08/15/06(1)	15,000,000	14,999,441
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(1)	50,000,000	50,000,000
Societe Generale
4.60%, 04/02/07(1)	30,000,000	30,000,000
4.66%, 06/13/06	30,000,000	29,998,813
Tango Finance Corp.
4.66%, 06/12/06(1)	50,000,000	49,999,048
4.77%, 05/26/06(1)	15,000,000	14,999,671
4.77%, 09/25/06(1)	30,000,000	29,997,833
Trap Rock Industry Inc.
4.83%, 04/03/06(1)	20,135,000	20,135,000
Travelers Insurance Co. Funding Agreement
4.77%, 02/02/07(2)	50,000,000	50,000,000
4.85%, 08/18/06(2)	50,000,000	50,000,000
Union Hamilton Special Funding LLC
4.96%, 09/28/06(1)	50,000,000	50,000,000
US Bank N.A.
4.75%, 09/29/06	15,000,000	14,998,059
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
4.81%, 04/24/06(1)	57,195,716	57,195,716
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
4.81%, 04/24/06(1)	64,634,594	64,634,594
Westpac Banking Corp.
4.93%, 04/11/07	70,000,000	70,000,000
WhistleJacket Capital Ltd.
4.70%, 10/16/06(1)	100,000,000	99,994,444
4.73%, 10/20/06(1)	25,000,000	24,996,115
4.75%, 06/22/06(1)	15,000,000	14,999,663

4.75%, 11/22/06(1)	75,000,000	74,986,831
4.78%, 07/28/06(1)	15,000,000	14,998,791
White Pine Finance LLC
4.70%, 07/17/06(1)	50,000,000	49,996,987
4.70%, 09/15/06(1)	46,000,000	45,996,842
Winston Funding Ltd. Series 2003-1 Class A1MA
4.68%, 04/23/06(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,738,179,937)		3,738,179,937

Security	Face Amount	Value
REPURCHASE AGREEMENTS—32.17%
Bank of America Securities Tri-Party Repurchase Agreement, 4.80%, due 4/3/06, maturity value $40,016,000 (collateralized by U.S. Government obligations, value $40,800,000, 4.50% to 4.70%, 11/1/15 to 3/1/36).	40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party Repurchase Agreement, 4.94%, due 4/3/06, maturity value $150,061,688 (collateralized by non-U.S. Government debt securities, value $165,000,555, 3.52% to 6.36%, 4/25/32 to 4/25/46).	150,000,000	150,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 4.85%, due 4/3/06, maturity value $40,016,167 (collateralized by U.S. Government obligations, value $40,802,850, 4.27% to 5.44%, 8/1/32 to 3/1/36).	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.03%, due 4/3/06, maturity value $300,125,625 (collateralized by non-U.S. Government debt securities, value $315,000,001, 0.00% to 10.00%, 4/1/06 to 3/31/36).	300,000,000	300,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreements, 4.81% to 4.85%, due 4/3/06, maturity value $640,258,333 (collateralized by U.S. Government obligations, value $652,800,001, 4.50% to 6.50%, 5/1/18 to 3/1/36).	640,000,000	640,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.81%, due 4/3/06, maturity value $40,016,033 (collateralized by U.S. Government obligations, value $40,800,541, 4.36% to 6.25%, 10/1/31 to 2/1/36).	40,000,000	40,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreements, 4.83% to 4.89%, due 4/3/06, maturity value $290,117,975 (collateralized by U.S. Government obligations, value $295,804,507, 3.18% to 6.91%, 11/1/11 to 7/1/44).	290,000,000	290,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, 5.00%, due 4/3/06, maturity value $100,041,625 (collateralized by non-U.S. Government debt securities, value $103,004,176, 4.85% to 8.75%, 12/1/06 to 11/15/18).	100,000,000	100,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, 5.02%, due 6/29/06, maturity value $151,880,625 (collateralized by non-U.S. Government debt securities, value $154,502,690, 2.88% to 10.13%, 12/1/06 to 3/29/49).(2)	150,000,000	150,000,000
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreements, 4.80% to 4.88%, due 4/3/06, maturity value $190,076,938 (collateralized by U.S. Government obligations, value $194,203,115, 2.88% to 7.00%, 3/15/07 to 5/25/34).	190,000,000	190,000,000
Morgan Stanley Tri-Party Repurchase Agreement, 5.08%, due 4/23/07, maturity value $263,674,306 (collateralized by non-U.S. Government debt securities, value $257,681,409, 0.00% to 10.00%, 4/1/06 to 3/31/36).(2)	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,190,000,000)		2,190,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $6,790,922,583)		6,790,922,583
Other Assets, Less Liabilities — 0.25%		17,035,591

NET ASSETS — 100.00%		$6,807,958,174

(1)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—5.58%
Calyon
4.84%, 01/30/07	$50,000,000	$50,002,012
5.18%, 03/30/07	70,000,000	70,000,000
Credit Suisse First Boston NY
4.78%, 05/10/06	50,000,000	50,000,000
DEPFA Bank PLC
4.69%, 07/14/06	75,000,000	75,000,000
HBOS Treasury Services PLC
3.79%, 06/19/06	125,000,000	124,996,367
Svenska Handelsbanken NY
4.50%, 10/16/06	50,000,000	50,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000
Washington Mutual Bank
4.77%, 05/08/06	150,000,000	149,998,370

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $604,996,749)		604,996,749

Security	Face Amount	Value
COMMERCIAL PAPER—14.53%
Amstel Funding Corp.
4.81%, 08/22/06	50,000,000	49,045,674
Aspen Funding Corp.
4.75%, 05/10/06	25,000,000	24,871,354
Atlantis One Funding
4.75%, 05/10/06	50,336,000	50,076,979
Barton Capital Corp.
4.72%, 05/08/06	49,785,000	49,543,487
4.76%, 05/09/06	50,000,000	49,748,778
CC USA Inc.
4.23%, 04/21/06	45,000,000	44,894,250
Chesham Finance LLC
4.73%, 05/10/06	65,000,000	64,666,929
CRC Funding LLC
4.76%, 04/21/06	127,000,000	126,664,156
Cullinan Finance Corp.
4.81%, 08/23/06	50,000,000	49,039,000
Ebury Finance Ltd.
4.73%, 05/10/06	95,000,000	94,513,204
4.76%, 05/10/06	50,000,000	49,742,167
4.78%, 05/09/06	100,000,000	99,495,444
Fairway Finance Corp.
4.72%, 05/10/06	38,958,000	38,758,795
Falcon Asset Securitization Corp.
4.76%, 04/24/06	40,000,000	39,878,356
Gemini Securitization Corp.
4.75%, 05/10/06	30,000,000	29,845,625
4.76%, 04/20/06	50,000,000	49,874,389
4.90%, 04/03/06	59,344,000	59,327,845
Grampian Funding LLC
4.72%, 05/10/06	125,000,000	124,360,834
HSBC PLC
4.16%, 04/04/06	15,000,000	14,994,799

Nordea North America Inc.
4.16%, 04/04/06	70,000,000	69,975,734
Park Granada LLC
4.72%, 05/09/06	75,000,000	74,626,333
4.75%, 05/09/06	20,000,000	19,899,722
Sigma Finance Inc.
4.16%, 04/06/06	25,000,000	24,985,556
Solitaire Funding Ltd.
4.72%, 05/10/06	97,500,000	97,001,721
4.75%, 05/10/06	41,000,000	40,789,021
4.76%, 05/10/06	100,000,000	99,484,333
Thunder Bay Funding Inc.
4.75%, 05/10/06	24,957,000	24,828,575
Windmill Funding I Corp.
4.72%, 05/10/06	15,000,000	14,923,381

TOTAL COMMERCIAL PAPER
(Cost: $1,575,856,441)		1,575,856,441

Security	Face Amount	Value
MEDIUM-TERM NOTES—2.67%
Cullinan Finance Corp.
5.07%, 02/26/07(1)	110,000,000	110,000,000
5.18%, 03/15/07(1)	30,000,000	30,000,000
Sigma Finance Inc.
4.50%, 10/16/06(1)	75,000,000	75,000,000
4.78%, 01/26/07(1)	75,000,000	75,000,000

TOTAL MEDIUM-TERM NOTES
(Cost: $290,000,000)		290,000,000

Security	Face Amount	Value
TIME DEPOSITS—9.31%
Deutsche Bank AG
4.88%, 04/03/06	491,367,000	491,367,000
KBC Bank
4.89%, 04/03/06	240,000,000	240,000,000
US Bank N.A.
4.88%, 04/03/06	278,285,000	278,285,000

TOTAL TIME DEPOSITS
(Cost: $1,009,652,000)		1,009,652,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—44.54%
Allstate Life Global Funding II
4.71%, 04/09/07(1)	58,000,000	58,011,204
4.77%, 04/13/07(1)	85,000,000	85,038,047
4.81%, 04/27/07(1)	160,000,000	160,009,082
American Express Bank
4.74%, 07/19/06	85,000,000	85,000,000
ASIF Global Financing
4.75%, 08/11/06(1)	74,000,000	74,006,845
4.81%, 04/23/07(1)	75,000,000	74,996,633
4.95%, 05/30/06(1)	90,550,000	90,574,472
Banque Nationale de Paris
4.60%, 10/04/06	165,000,000	164,977,182
Bear Stearns Companies Inc. (The)
4.79%, 08/14/06(2)	200,000,000	200,000,000
Beta Finance Inc.
4.73%, 06/20/06(1)	68,000,000	67,998,510
4.77%, 04/25/06(1)	65,000,000	64,993,500
4.77%, 05/25/06(1)	65,000,000	64,999,005

4.77%, 05/26/06(1)	80,000,000	79,998,795
Carlyle Loan Investment Ltd. Series 2006-1A Class 1
4.80%, 04/13/07(1)	12,000,000	12,000,000
CC USA Inc.
4.70%, 06/15/06(1)	95,000,000	94,998,049
4.73%, 05/22/06(1)	20,000,000	19,999,716
4.73%, 07/14/06(1)	30,000,000	30,001,683
4.77%, 05/25/06(1)	55,000,000	54,999,158
4.77%, 05/26/06(1)	30,000,000	29,999,548
4.77%, 06/26/06(1)	25,000,000	24,999,433
Citigroup Global Markets Holdings Inc.
4.67%, 08/01/06	500,000,000	500,000,000
DEPFA Bank PLC
4.92%, 03/15/07	50,000,000	50,000,000
Dexia Credit Local
4.76%, 08/30/06	65,000,000	64,994,623
Dorada Finance Inc.
4.76%, 06/26/06(1)	75,000,000	74,998,228
4.77%, 06/26/06(1)	35,000,000	34,999,234
Hartford Life Global Funding Trust
4.77%, 04/16/07	100,000,000	100,000,000
Holmes Financing PLC Series 2005-9 Class 1A
4.72%, 12/15/06(1)	100,000,000	100,000,000
HSBC Bank USA N.A.
5.01%, 05/04/06	20,000,000	20,001,518
ING USA Annuity & Life Insurance Funding Agreement
5.01%, 12/18/06(2)	35,000,000	35,000,000
K2 USA LLC
4.65%, 09/11/06(1)	100,000,000	99,993,345
4.77%, 05/25/06(1)	50,000,000	49,998,891
Leafs LLC
4.78%, 12/20/06(1)	49,878,070	49,878,070
4.78%, 01/22/07(1)	74,931,597	74,931,597
Metropolitan Life Global Funding I
4.67%, 04/05/07(1)(2)	139,680,000	139,693,570
Metropolitan Life Insurance Funding Agreement
4.72%, 07/25/06	50,000,000	50,000,000
Morgan Stanley
4.66%, 04/03/07	100,000,000	100,000,000
Nationwide Building Society
4.70%, 04/05/07(1)	100,000,000	100,000,000
5.02%, 04/27/07(1)	50,000,000	50,000,000
Permanent Financing PLC Series 8 Class 1A
4.66%, 06/12/06(1)	50,000,000	50,000,000
Permanent Financing PLC Series 9A Class 1A
4.75%, 03/10/07(1)	100,000,000	100,000,000
Principal Life Income Funding Trusts
4.71%, 11/13/06	50,000,000	49,998,796
Royal Bank of Scotland
4.58%, 04/05/06	100,000,000	99,999,471
4.76%, 06/27/06	50,000,000	49,998,220
4.76%, 08/30/06	200,000,000	199,983,452
4.81%, 01/29/07	50,000,000	49,983,960
Sedna Finance Inc.
4.75%, 09/20/06(1)	25,000,000	25,000,000
4.79%, 08/31/06(1)	25,000,000	24,998,959
Sigma Finance Inc.
4.71%, 08/15/06(1)	35,000,000	34,998,696
Societe Generale
4.66%, 06/13/06	55,000,000	54,997,734
Strips III LLC
4.86%, 07/24/06(1)	28,738,125	28,738,125
Tango Finance Corp.

4.66%, 06/12/06(1)	100,000,000	99,998,015
4.66%, 09/11/06(1)	50,000,000	49,997,762
4.74%, 06/21/06(1)	60,000,000	59,998,003
4.77%, 05/26/06(1)	30,000,000	29,999,306
4.77%, 09/25/06(1)	70,000,000	69,994,942
Union Hamilton Special Funding LLC
4.93%, 06/21/06(1)	50,000,000	50,000,000
4.96%, 09/28/06(1)	100,000,000	100,000,000
US Bank N.A.
4.75%, 09/29/06	30,000,000	29,996,056
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
4.81%, 04/24/06(1)	28,597,858	28,597,858
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
4.81%, 04/24/06(1)	96,951,892	96,951,892
WhistleJacket Capital Ltd.
4.82%, 03/01/07(1)	25,000,000	25,003,702
White Pine Finance LLC
4.70%, 09/15/06(1)	100,000,000	99,993,138
4.73%, 05/22/06(1)	50,000,000	49,998,738
4.78%, 06/20/06(1)	25,000,000	25,001,558
Wind Master Trust Notes Series 2006-I2 Class A1
4.82%, 08/25/06(1)	15,000,000	15,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $4,831,318,321)		4,831,318,321

Security	Face Amount	Value
REPURCHASE AGREEMENTS—23.18%
Bank of America Securities Tri-Party Repurchase Agreement, 4.80%, due 4/3/06, maturity value $40,016,000 (collateralized by U.S. Government obligations, value $40,800,000, 5.00%, 4/1/35).	40,000,000	40,000,000
Bank of America Securities Tri-Party Repurchase Agreement, 4.93%, due 4/3/06, maturity value $200,082,083 (collateralized by non-U.S. Government debt securities, value $212,570,741, 2.75% to 8.38%, 5/24/06 to 11/15/27).	200,000,000	200,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 4.85%, due 4/3/06, maturity value $40,016,167 (collateralized by U.S. Government obligations, value $40,804,276, 3.94% to 5.94%, 1/1/33 to 8/1/35).	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.03%, due 4/3/06, maturity value $500,209,375 (collateralized by non-U.S. Government debt securities, value $525,000,001, 0.00% to 10.00%, 4/1/06 to 3/31/36).	500,000,000	500,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreements, 4.81% to 4.85%, due 4/3/06, maturity value $1,140,513,862 (collateralized by U.S. Government obligations, value $1,162,800,001, 4.00% to 7.00%, 3/1/16 to 3/1/36).	1,140,000,000	1,140,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.81%, due 4/3/06, maturity value $40,016,033 (collateralized by U.S. Government obligations, value $40,801,591, 2.91% to 6.56%, 10/1/09 to 9/1/44).	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.93%, due 4/3/06, maturity value $225,092,344 (collateralized by non-U.S. Government debt securities, value $236,250,084, 4.45% to 7.85%, 10/20/09 to 8/15/25).	225,000,000	225,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreements, 4.83% to 4.89%, due 4/3/06, maturity value $290,117,975 (collateralized by U.S. Government obligations, value $295,802,804, 3.25% to 6.50%, 4/1/19 to 3/1/36).	290,000,000	290,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.80%, due 4/3/06, maturity value $40,016,000 (collateralized by U.S. Government obligations, value $41,200,420, 4.00% to 5.50%, 7/25/17 to 6/25/32).	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,515,000,000)		2,515,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $10,826,823,511)		10,826,823,511

Other Assets, Less Liabilities — 0.19%	20,883,992

NET ASSETS — 100.00%	$10,847,707,503

(1)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security	Shares	Value
COMMON STOCKS—98.79%

ADVERTISING—0.16%
Interpublic Group of Companies Inc.(1)(2)	90,464	$864,836
Omnicom Group Inc.	37,444	3,117,213

		3,982,049

AEROSPACE & DEFENSE—2.05%
Boeing Co. (The)(2)	168,463	13,128,321
General Dynamics Corp.	84,286	5,392,618
Goodrich (B.F.) Co.(2)	25,866	1,128,016
L-3 Communications Holdings Inc.	25,437	2,182,240
Lockheed Martin Corp.	75,263	5,654,509
Northrop Grumman Corp.	73,924	5,048,270
Raytheon Co.	94,077	4,312,490
Rockwell Collins Inc.	36,173	2,038,349
United Technologies Corp.	213,677	12,386,856

		51,271,669

AGRICULTURE—1.75%
Altria Group Inc.	438,762	31,090,675
Archer-Daniels-Midland Co.	137,482	4,626,269
Monsanto Co.	56,580	4,795,155
Reynolds American Inc.(2)	17,902	1,888,661
UST Inc.(2)	34,548	1,437,197

		43,837,957

AIRLINES—0.11%
Southwest Airlines Co.(2)	148,594	2,673,206

		2,673,206

APPAREL—0.36%
Coach Inc.(1)	80,466	2,782,514
Jones Apparel Group Inc.	24,225	856,838
Liz Claiborne Inc.	21,780	892,544
Nike Inc. Class B	39,799	3,386,895
VF Corp.	18,607	1,058,738

		8,977,529

AUTO MANUFACTURERS—0.34%
Ford Motor Co.(2)	392,094	3,121,068
General Motors Corp.(2)	118,398	2,518,325
Navistar International Corp.(1)(2)	12,553	346,212
PACCAR Inc.(2)	35,445	2,498,164

		8,483,769

AUTO PARTS & EQUIPMENT—0.15%
Cooper Tire & Rubber Co.	13,285	190,507
Goodyear Tire & Rubber Co. (The)(1)	36,965	535,253
Johnson Controls Inc.(2)	40,758	3,094,755

		3,820,515

BANKS—6.40%
AmSouth Bancorp	72,845	1,970,457
Bank of America Corp.	976,562	44,472,633
Bank of New York Co. Inc. (The)	162,040	5,839,922

BB&T Corp.(2)	112,889	4,425,249
Comerica Inc.	34,014	1,971,792
Compass Bancshares Inc.	25,747	1,303,056
Fifth Third Bancorp(2)	116,797	4,597,130
First Horizon National Corp.(2)	26,516	1,104,391
Huntington Bancshares Inc.(2)	51,778	1,249,403
KeyCorp	85,375	3,141,800
M&T Bank Corp.(2)	16,706	1,906,823
Marshall & Ilsley Corp.(2)	44,115	1,922,532
Mellon Financial Corp.	86,788	3,089,653
National City Corp.	115,387	4,027,006
North Fork Bancorp Inc.	100,445	2,895,829
Northern Trust Corp.(2)	38,841	2,039,152
PNC Financial Services Group	61,539	4,142,190
Regions Financial Corp.	95,871	3,371,783
State Street Corp.	69,936	4,226,232
SunTrust Banks Inc.(2)	77,893	5,667,495
Synovus Financial Corp.	65,914	1,785,610
U.S. Bancorp	379,078	11,561,879
Wachovia Corp.	341,089	19,118,038
Wells Fargo & Co.(2)	352,316	22,502,423
Zions Bancorporation	22,013	1,821,135

		160,153,613

BEVERAGES—2.02%
Anheuser-Busch Companies Inc.	163,127	6,976,942
Brown-Forman Corp. Class B	17,396	1,338,970
Coca-Cola Co. (The)	433,305	18,142,480
Coca-Cola Enterprises Inc.	63,460	1,290,776
Constellation Brands Inc.(1)	41,404	1,037,170
Molson Coors Brewing Co. Class B(2)	12,108	830,851
Pepsi Bottling Group Inc.	28,579	868,516
PepsiCo Inc.	348,288	20,127,564

		50,613,269

BIOTECHNOLOGY—1.15%
Amgen Inc.(1)(2)	245,899	17,889,152
Biogen Idec Inc.(1)(2)	72,248	3,402,881
Chiron Corp.(1)	22,894	1,048,774
Genzyme Corp.(1)	54,551	3,666,918
MedImmune Inc.(1)(2)	53,572	1,959,664
Millipore Corp.(1)	10,926	798,254

		28,765,643

BUILDING MATERIALS—0.25%
American Standard Companies Inc.(2)	37,782	1,619,337
Masco Corp.	87,141	2,831,211
Vulcan Materials Co.(2)	21,159	1,833,427

		6,283,975

CHEMICALS—1.37%
Air Products & Chemicals Inc.	46,841	3,147,247
Ashland Inc.	15,030	1,068,332
Dow Chemical Co. (The)(2)	203,303	8,254,102
Du Pont (E.I.) de Nemours and Co.	193,323	8,160,164
Eastman Chemical Co.	17,126	876,509
Ecolab Inc.(2)	38,600	1,474,520
Engelhard Corp.	25,888	1,025,424
Hercules Inc.(1)(2)	23,272	321,154
International Flavors & Fragrances Inc.(2)	16,740	574,517
PPG Industries Inc.	34,571	2,190,073
Praxair Inc.(2)	67,923	3,745,953
Rohm & Haas Co.	30,156	1,473,724

Sherwin-Williams Co. (The)	23,509	1,162,285
Sigma-Aldrich Corp.(2)	13,896	914,218

		34,388,222

COMMERCIAL SERVICES—0.84%
Apollo Group Inc. Class A(1)(2)	29,798	1,564,693
Block (H & R) Inc.(2)	69,332	1,501,038
Cendant Corp.	212,726	3,690,796
Convergys Corp.(1)	29,374	534,901
Donnelley (R.R.) & Sons Co.	45,038	1,473,643
Equifax Inc.	27,323	1,017,509
McKesson Corp.	64,414	3,357,902
Moody’s Corp.	51,328	3,667,899
Paychex Inc.(2)	70,446	2,934,780
Robert Half International Inc.(2)	35,903	1,386,215

		21,129,376

COMPUTERS—3.84%
Affiliated Computer Services Inc. Class A(1)	26,359	1,572,578
Apple Computer Inc.(1)	179,007	11,227,319
Computer Sciences Corp.(1)	39,123	2,173,283
Dell Inc.(1)(2)	494,708	14,722,510
Electronic Data Systems Corp.	107,741	2,890,691
EMC Corp.(1)	500,482	6,821,570
Gateway Inc.(1)	51,610	113,026
Hewlett-Packard Co.	595,111	19,579,152
International Business Machines Corp.	329,714	27,191,514
Lexmark International Inc.(1)	23,038	1,045,464
NCR Corp.(1)	38,354	1,602,814
Network Appliance Inc.(1)(2)	78,523	2,829,184
Sun Microsystems Inc.(1)	726,673	3,727,832
Unisys Corp.(1)(2)	71,074	489,700

		95,986,637
COSMETICS & PERSONAL CARE—2.02%
Alberto-Culver Co.	15,689	693,925
Avon Products Inc.(2)	94,316	2,939,830
Colgate-Palmolive Co.	108,454	6,192,723
Estee Lauder Companies Inc. Class A(2)	24,729	919,672
Procter & Gamble Co.	691,824	39,862,899

		50,609,049

DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	36,608	1,604,529
Grainger (W.W.) Inc.	15,920	1,199,572

		2,804,101

DIVERSIFIED FINANCIAL SERVICES—8.02%
American Express Co.	260,398	13,683,915
Ameriprise Financial Inc.	52,588	2,369,615
Bear Stearns Companies Inc. (The)	25,170	3,491,079
Capital One Financial Corp.	63,251	5,092,971
CIT Group Inc.	41,828	2,238,635
Citigroup Inc.	1,049,809	49,582,479
Countrywide Financial Corp.(2)	126,646	4,647,908
E*TRADE Financial Corp.(1)(2)	87,668	2,365,283
Federal Home Loan Mortgage Corp.	145,217	8,858,237
Federal National Mortgage Association	203,427	10,456,148
Federated Investors Inc. Class B(2)	17,624	688,217
Franklin Resources Inc.	32,037	3,019,167
Goldman Sachs Group Inc. (The)	91,763	14,403,120
Janus Capital Group Inc.(2)	45,172	1,046,635
JP Morgan Chase & Co.	733,089	30,525,826

Lehman Brothers Holdings Inc.	56,823	8,212,628
Merrill Lynch & Co. Inc.	193,030	15,203,043
Morgan Stanley	225,652	14,175,459
Rowe (T.) Price Group Inc.	27,695	2,166,026
Schwab (Charles) Corp. (The)	217,446	3,742,246
SLM Corp.	87,818	4,561,267

		200,529,904

ELECTRIC—2.87%
AES Corp. (The)(1)	137,922	2,352,949
Allegheny Energy Inc.(1)	34,279	1,160,344
Ameren Corp.(2)	43,155	2,149,982
American Electric Power Co. Inc.	83,123	2,827,844
CenterPoint Energy Inc.	65,171	777,490
Cinergy Corp.	42,070	1,910,399
CMS Energy Corp.(1)	46,135	597,448
Consolidated Edison Inc.	51,770	2,251,995
Constellation Energy Group Inc.	37,700	2,062,567
Dominion Resources Inc.	73,047	5,042,434
DTE Energy Co.(2)	37,516	1,504,016
Duke Energy Corp.	195,042	5,685,474
Edison International	68,787	2,832,649
Entergy Corp.	43,791	3,018,952
Exelon Corp.	140,208	7,417,003
FirstEnergy Corp.	69,544	3,400,702
FPL Group Inc.(2)	84,728	3,400,982
PG&E Corp.(2)	72,480	2,819,472
Pinnacle West Capital Corp.	20,809	813,632
PPL Corp.	80,269	2,359,909
Progress Energy Inc.(2)	53,147	2,337,405
Public Service Enterprise Group Inc.	52,853	3,384,706
Southern Co. (The)(2)	155,974	5,111,268
TECO Energy Inc.(2)	43,692	704,315
TXU Corp.	97,555	4,366,562
Xcel Energy Inc.(2)	84,985	1,542,478

		71,832,977

ELECTRICAL COMPONENTS & EQUIPMENT—0.36%
American Power Conversion Corp.(2)	35,885	829,302
Emerson Electric Co.	86,447	7,229,563
Molex Inc.(2)	30,027	996,896

		9,055,761

ELECTRONICS—0.52%
Agilent Technologies Inc.(1)	90,016	3,380,101
Applera Corp.—Applied Biosystems Group	38,096	1,033,925
Fisher Scientific International Inc.(1)	25,872	1,760,590
Jabil Circuit Inc.(1)	36,431	1,561,433
PerkinElmer Inc.	27,412	643,360
Sanmina-SCI Corp.(1)	109,718	449,844
Solectron Corp.(1)	190,093	760,372
Symbol Technologies Inc.(2)	52,579	556,286
Tektronix Inc.	17,304	617,926
Thermo Electron Corp.(1)(2)	34,130	1,265,882
Waters Corp.(1)	22,258	960,433

		12,990,152

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp.	18,302	1,570,312

		1,570,312
ENTERTAINMENT—0.10%
International Game Technology Inc.	71,251	2,509,460

		2,509,460

ENVIRONMENTAL CONTROL—0.19%
Allied Waste Industries Inc.(1)(2)	47,080	576,259
Waste Management Inc.(2)	116,259	4,103,943

		4,680,202
FOOD—1.48%
Albertson’s Inc.	77,815	1,997,511
Campbell Soup Co.(2)	38,965	1,262,466
ConAgra Foods Inc.(2)	109,596	2,351,930
Dean Foods Co.(1)	28,346	1,100,675
General Mills Inc.	74,890	3,795,425
Heinz (H.J.) Co.(2)	70,729	2,682,044
Hershey Co. (The)	37,917	1,980,405
Kellogg Co.	53,131	2,339,889
Kroger Co.(1)	152,967	3,114,408
McCormick & Co. Inc. NVS	28,126	952,346
Safeway Inc.(2)	94,845	2,382,506
Sara Lee Corp.	160,409	2,868,113
SUPERVALU Inc.(2)	28,633	882,469
Sysco Corp.(2)	129,864	4,162,141
Tyson Foods Inc. Class A	52,902	726,873
Whole Foods Market Inc.(2)	29,202	1,940,181
Wrigley (William Jr.) Co.(2)	37,131	2,376,384

		36,915,766

FOREST PRODUCTS & PAPER—0.45%
International Paper Co.	103,433	3,575,679
Louisiana-Pacific Corp.	21,879	595,109
MeadWestvaco Corp.(2)	37,750	1,030,953
Plum Creek Timber Co. Inc.	38,807	1,433,143
Temple-Inland Inc.	23,032	1,026,076
Weyerhaeuser Co.	51,265	3,713,124

		11,374,084
GAS—0.23%
KeySpan Corp.	36,737	1,501,441
Nicor Inc.(2)	9,189	363,517
NiSource Inc.	57,433	1,161,295
Peoples Energy Corp.(2)	7,893	281,307
Sempra Energy	54,330	2,524,172

		5,831,732
HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.(2)	16,134	1,401,883
Snap-On Inc.(2)	12,087	460,756
Stanley Works (The)	15,107	765,321

		2,627,960
HEALTH CARE - PRODUCTS—3.25%
Bard (C.R.) Inc.	21,692	1,470,935
Bausch & Lomb Inc.	11,305	720,128
Baxter International Inc.	136,682	5,304,628
Becton, Dickinson & Co.	52,201	3,214,538
Biomet Inc.	51,885	1,842,955
Boston Scientific Corp.(1)(2)	124,629	2,872,698
Guidant Corp.	71,184	5,556,623
Johnson & Johnson	625,704	37,054,191
Medtronic Inc.	253,705	12,875,529
Patterson Companies Inc.(1)(2)	29,090	1,023,968
St. Jude Medical Inc.(1)	77,304	3,169,464
Stryker Corp.	61,557	2,729,437
Zimmer Holdings Inc.(1)	52,237	3,531,221

		81,366,315

HEALTH CARE - SERVICES—1.84%
Aetna Inc.	119,007	5,848,004
Coventry Health Care Inc.(1)	33,865	1,828,033
HCA Inc.	86,042	3,939,863
Health Management Associates Inc. Class A(2)	50,021	1,078,953
Humana Inc.(1)	34,397	1,811,002
Laboratory Corp. of America Holdings(1)	26,560	1,553,229
Manor Care Inc.(2)	16,582	735,412
Quest Diagnostics Inc.(2)	33,973	1,742,815
Tenet Healthcare Corp.(1)	98,616	727,786
UnitedHealth Group Inc.	284,980	15,918,983
WellPoint Inc.(1)	138,714	10,740,625

		45,924,705
HOME BUILDERS—0.32%
Centex Corp.(2)	26,009	1,612,298
Horton (D.R.) Inc.	56,823	1,887,660
KB Home(2)	16,337	1,061,578
Lennar Corp. Class A	29,011	1,751,684
Pulte Homes Inc.(2)	44,919	1,725,788

		8,039,008
HOME FURNISHINGS—0.13%
Harman International Industries Inc.	13,789	1,532,372
Maytag Corp.	16,562	353,267
Whirlpool Corp.(2)	14,211	1,299,880

		3,185,519
HOUSEHOLD PRODUCTS & WARES—0.45%
Avery Dennison Corp.(2)	23,279	1,361,356
Clorox Co. (The)(2)	31,536	1,887,430
Fortune Brands Inc.	30,848	2,487,274
Kimberly-Clark Corp.	97,114	5,613,189

		11,349,249
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	58,078	1,462,985

		1,462,985
INSURANCE—4.82%
ACE Ltd.	67,927	3,532,883
AFLAC Inc.	104,753	4,727,503
Allstate Corp. (The)	135,790	7,076,017
Ambac Financial Group Inc.	22,337	1,778,025
American International Group Inc.	545,714	36,066,238
AON Corp.(2)	67,570	2,804,831
Chubb Corp.(2)	42,111	4,019,074
CIGNA Corp.	25,551	3,337,472
Cincinnati Financial Corp.	36,869	1,551,079
Genworth Financial Inc. Class A	79,577	2,660,259
Hartford Financial Services Group Inc.(2)	63,535	5,117,744
Jefferson-Pilot Corp.	27,890	1,560,167
Lincoln National Corp.	36,545	1,994,992
Loews Corp.	28,642	2,898,570
Marsh & McLennan Companies Inc.	114,870	3,372,583
MBIA Inc.(2)	28,307	1,702,100
MetLife Inc.(2)	159,275	7,704,132
MGIC Investment Corp.(2)	18,579	1,237,919
Principal Financial Group Inc.	58,654	2,862,315
Progressive Corp. (The)	41,295	4,305,417

Prudential Financial Inc.	104,246	7,902,889
SAFECO Corp.	25,868	1,298,832
St. Paul Travelers Companies Inc.	146,210	6,110,116
Torchmark Corp.(2)	21,911	1,251,118
UNUMProvident Corp.(2)	62,820	1,286,554
XL Capital Ltd. Class A	36,843	2,362,005

		120,520,834

INTERNET—1.64%
Amazon.com Inc.(1)	64,892	2,369,207
eBay Inc.(1)	242,419	9,468,886
Google Inc. Class A(1)	36,977	14,421,030
Monster Worldwide Inc.(1)(2)	26,481	1,320,343
Symantec Corp.(1)(2)	220,164	3,705,360
VeriSign Inc.(1)(2)	51,968	1,246,712
Yahoo! Inc.(1)	265,170	8,554,384

		41,085,922

IRON & STEEL—0.24%
Allegheny Technologies Inc.(2)	18,249	1,116,474
Nucor Corp.(2)	32,582	3,414,268
United States Steel Corp.	23,096	1,401,465

		5,932,207

LEISURE TIME—0.35%
Brunswick Corp.	19,658	763,910
Carnival Corp.	91,193	4,319,812
Harley-Davidson Inc.	57,494	2,982,789
Sabre Holdings Corp.	27,509	647,287

		8,713,798

LODGING—0.41%
Harrah’s Entertainment Inc.(2)	38,821	3,026,485
Hilton Hotels Corp.	69,765	1,776,217
Marriott International Inc. Class A	33,931	2,327,667
Starwood Hotels & Resorts Worldwide Inc.(2)	45,196	3,061,125

		10,191,494

MACHINERY—0.71%
Caterpillar Inc.	141,232	10,141,870
Cummins Inc.(2)	9,840	1,034,184
Deere & Co.(2)	49,971	3,950,208
Rockwell Automation Inc.	37,097	2,667,645

		17,793,907

MANUFACTURING—5.34%
Cooper Industries Ltd.	19,443	1,689,597
Danaher Corp.(2)	50,068	3,181,821
Dover Corp.	42,723	2,074,629
Eastman Kodak Co.(2)	60,560	1,722,326
Eaton Corp.	31,236	2,279,291
General Electric Co.	2,192,145	76,242,803
Honeywell International Inc.	174,944	7,482,355
Illinois Tool Works Inc.(2)	43,129	4,153,754
Ingersoll-Rand Co. Class A	68,570	2,865,540
ITT Industries Inc.	39,021	2,193,761
Leggett & Platt Inc.(2)	38,438	936,734
Pall Corp.(2)	26,133	815,088
Parker Hannifin Corp.	25,241	2,034,677
Textron Inc.	27,715	2,588,304
3M Co.	158,589	12,003,601
Tyco International Ltd.	423,585	11,385,965

		133,650,246

MEDIA—2.99%
CBS Corp. Class B	162,798	3,903,896
Clear Channel Communications Inc.(2)	109,092	3,164,759
Comcast Corp. Class A(1)(2)	450,154	11,776,029
Dow Jones & Co. Inc.	12,194	479,224
Gannett Co. Inc.	50,224	3,009,422
Knight Ridder Inc.	13,896	878,366
McGraw-Hill Companies Inc. (The)	77,418	4,460,825
Meredith Corp.(2)	8,656	482,918
New York Times Co. Class A(2)	30,489	771,677
News Corp. Class A	505,492	8,396,222
Scripps (E.W.) Co. Class A	18,018	805,585
Time Warner Inc.	948,069	15,918,079
Tribune Co.(2)	54,822	1,503,767
Univision Communications Inc. Class A(1)	46,818	1,613,816
Viacom Inc. Class B(1)	162,408	6,301,430
Walt Disney Co. (The)(2)	404,771	11,289,063

		74,755,078
MINING—0.65%
Alcoa Inc.	183,145	5,596,911
Freeport-McMoRan Copper & Gold Inc.	38,926	2,326,607
Newmont Mining Corp.	94,034	4,879,424
Phelps Dodge Corp.	42,864	3,451,838

		16,254,780
OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	47,587	2,042,910
Xerox Corp.(1)(2)	196,638	2,988,898

		5,031,808
OIL & GAS—7.89%
Amerada Hess Corp.	16,752	2,385,485
Anadarko Petroleum Corp.	48,580	4,907,066
Apache Corp.	69,374	4,544,691
Burlington Resources Inc.	79,141	7,273,849
Chesapeake Energy Corp.(2)	78,393	2,462,324
Chevron Corp.	468,324	27,148,742
ConocoPhillips(2)	289,670	18,292,660
Devon Energy Corp.(2)	93,013	5,689,605
EOG Resources Inc.	50,933	3,667,176
Exxon Mobil Corp.	1,284,212	78,157,142
Kerr-McGee Corp.	24,515	2,340,692
Marathon Oil Corp.	77,060	5,869,660
Murphy Oil Corp.(2)	34,927	1,740,063
Nabors IndustriesLtd.(1)	33,070	2,367,151
Noble Corp.(2)	28,924	2,345,736
Occidental Petroleum Corp.	90,523	8,386,956
Rowan Companies Inc.	22,973	1,009,893
Sunoco Inc.	27,846	2,160,014
Transocean Inc.(1)	68,697	5,516,369
Valero Energy Corp.	130,665	7,811,154
XTO Energy Inc.	76,634	3,338,943

		197,415,371
OIL & GAS SERVICES—1.47%
Baker Hughes Inc.(2)	71,933	4,920,217
BJ Services Co.	68,251	2,361,485
Halliburton Co.	108,476	7,920,918
National Oilwell Varco Inc.(1)(2)	36,891	2,365,451
Schlumberger Ltd.(2)	124,200	15,719,994
Weatherford International Ltd.(1)	73,363	3,356,357

		36,644,422

PACKAGING & CONTAINERS—0.13%
Ball Corp.	21,721	952,031
Bemis Co. Inc.	22,374	706,571
Pactiv Corp.(1)	29,804	731,390
Sealed Air Corp.(2)	16,909	978,524

		3,368,516
PHARMACEUTICALS—5.96%
Abbott Laboratories	323,807	13,752,083
Allergan Inc.(2)	31,842	3,454,857
AmerisourceBergen Corp.	43,958	2,121,853
Barr Pharmaceuticals Inc.(1)	22,044	1,388,331
Bristol-Myers Squibb Co.(2)	411,712	10,132,232
Cardinal Health Inc.	88,891	6,624,157
Caremark Rx Inc.(1)(2)	94,159	4,630,740
Express Scripts Inc.(1)	30,769	2,704,595
Forest Laboratories Inc.(1)	68,802	3,070,633
Gilead Sciences Inc.(1)	97,124	6,043,055
Hospira Inc.(1)	33,918	1,338,404
King Pharmaceuticals Inc.(1)	50,799	876,283
Lilly (Eli) & Co.(2)	237,391	13,127,722
Medco Health Solutions Inc.(1)	63,801	3,650,693
Merck & Co. Inc.	459,730	16,196,288
Mylan Laboratories Inc.	45,974	1,075,792
Pfizer Inc.	1,546,989	38,550,966
Schering-Plough Corp.	310,810	5,902,282
Watson Pharmaceuticals Inc.(1)(2)	21,092	606,184
Wyeth	282,519	13,707,822

		148,954,972
PIPELINES—0.27%
Dynegy Inc. Class A(1)(2)	65,377	313,810
El Paso Corp.	139,251	1,677,975
Kinder Morgan Inc.	22,233	2,045,214
Williams Companies Inc.	124,782	2,669,087

		6,706,086
REAL ESTATE INVESTMENT TRUSTS—0.88%
Apartment Investment & Management Co. Class A(2)	20,092	942,315
Archstone-Smith Trust	44,744	2,182,165
Boston Properties Inc.	18,744	1,747,878
Equity Office Properties Trust(2)	85,768	2,880,089
Equity Residential(2)	60,954	2,852,038
Kimco Realty Corp.	41,954	1,705,011
ProLogis	50,980	2,727,430
Public Storage Inc.(2)	17,314	1,406,416
Simon Property Group Inc.(2)	38,608	3,248,477
Vornado Realty Trust	24,906	2,390,976

		22,082,795
RETAIL—5.88%
AutoNation Inc.(1)(2)	37,790	814,374
AutoZone Inc.(1)(2)	11,562	1,152,616
Bed Bath & Beyond Inc.(1)(2)	58,714	2,254,618
Best Buy Co. Inc.	85,569	4,785,874
Big Lots Inc.(1)(2)	23,994	334,956
Circuit City Stores Inc.	31,516	771,512
Costco Wholesale Corp.(2)	99,397	5,383,342
CVS Corp.	171,703	5,128,769
Darden Restaurants Inc.	27,423	1,125,166
Dillard’s Inc. Class A(2)	12,577	327,505

Dollar General Corp.(2)	65,999	1,166,202
Family Dollar Stores Inc.	32,407	862,026
Federated Department Stores Inc.	57,337	4,185,601
Gap Inc. (The)	120,172	2,244,813
Home Depot Inc.	446,559	18,889,446
Kohl’s Corp.(1)(2)	72,654	3,851,389
Limited Brands Inc.(2)	72,915	1,783,501
Lowe’s Companies Inc.(2)	164,339	10,590,005
McDonald’s Corp.	264,193	9,077,671
Nordstrom Inc.	45,771	1,793,308
Office Depot Inc.(1)(2)	62,511	2,327,910
OfficeMax Inc.	14,754	445,128
Penney (J.C.) Co. Inc.(2)	49,026	2,961,661
RadioShack Corp.	28,224	542,748
Sears Holdings Corp.(1)	20,897	2,763,419
Staples Inc.	153,122	3,907,673
Starbucks Corp.(1)(2)	160,179	6,029,138
Target Corp.	184,772	9,609,992
Tiffany & Co.	29,961	1,124,736
TJX Companies Inc.	96,455	2,394,013
Walgreen Co.	212,700	9,173,751
Wal-Mart Stores Inc.	525,170	24,809,031
Wendy’s International Inc.	23,845	1,479,821
Yum! Brands Inc.	58,253	2,846,242

		146,937,957
SAVINGS & LOANS—0.57%
Golden West Financial Corp.(2)	53,768	3,650,847
Sovereign Bancorp Inc.	74,784	1,638,517
Washington Mutual Inc.	208,380	8,881,156

		14,170,520
SEMICONDUCTORS—2.93%
Advanced Micro Devices Inc.(1)	100,968	3,348,099
Altera Corp.(1)	75,897	1,566,514
Analog Devices Inc.(2)	76,801	2,940,710
Applied Materials Inc.	334,281	5,853,260
Applied Micro Circuits Corp.(1)	58,907	239,751
Broadcom Corp. Class A(1)	92,511	3,992,775
Freescale Semiconductor Inc. Class B(1)	86,674	2,406,937
Intel Corp.	1,237,668	23,948,876
KLA-Tencor Corp.	41,852	2,023,963
Linear Technology Corp.	64,504	2,262,800
LSI Logic Corp.(1)	82,159	949,758
Maxim Integrated Products Inc.	67,743	2,516,652
Micron Technology Inc.(1)	130,335	1,918,531
National Semiconductor Corp.	70,530	1,963,555
Novellus Systems Inc.(1)	27,911	669,864
NVIDIA Corp.(1)(2)	36,076	2,065,712
PMC-Sierra Inc.(1)	39,920	490,617
QLogic Corp.(1)	33,968	657,281
Teradyne Inc.(1)	41,257	639,896
Texas Instruments Inc.	336,906	10,939,338
Xilinx Inc.(2)	72,707	1,851,120

		73,246,009
SOFTWARE—3.84%
Adobe Systems Inc.(1)	125,865	4,395,206
Autodesk Inc.(1)	48,760	1,878,235
Automatic Data Processing Inc.	121,755	5,561,768
BMC Software Inc.(1)	44,856	971,581
CA Inc.(2)	96,572	2,627,724
Citrix Systems Inc.(1)	37,816	1,433,226

Compuware Corp.(1)	81,304	636,610
Electronic Arts Inc.(1)	63,783	3,490,206
First Data Corp.	161,193	7,547,056
Fiserv Inc.(1)	38,630	1,643,706
IMS Health Inc.(2)	41,408	1,067,084
Intuit Inc.(1)	37,049	1,970,636
Microsoft Corp.	1,869,102	50,858,265
Novell Inc.(1)	83,582	641,910
Oracle Corp.(1)	791,976	10,842,151
Parametric Technology Corp.(1)	22,648	369,842

		95,935,206
TELECOMMUNICATIONS—6.31%
ADC Telecommunications Inc.(1)	24,377	623,807
Alltel Corp.	81,502	5,277,254
Andrew Corp.(1)	33,783	414,855
AT&T Inc.	816,268	22,071,887
Avaya Inc.(1)(2)	87,470	988,411
BellSouth Corp.	378,390	13,111,213
CenturyTel Inc.	27,546	1,077,600
CIENA Corp.(1)	124,633	649,338
Cisco Systems Inc.(1)	1,293,063	28,020,675
Citizens Communications Co.	69,619	923,844
Comverse Technology Inc.(1)	42,545	1,001,084
Corning Inc.(1)	324,885	8,742,655
JDS Uniphase Corp.(1)	353,650	1,474,720
Lucent Technologies Inc.(1)	938,081	2,861,147
Motorola Inc.	525,365	12,036,112
QUALCOMM Inc.	348,170	17,620,884
Qwest Communications International Inc.(1)(2)	326,877	2,222,764
Sprint Nextel Corp.	623,736	16,117,338
Tellabs Inc.(1)	94,365	1,500,403
Verizon Communications Inc.	615,284	20,956,573

		157,692,564
TEXTILES—0.05%
Cintas Corp.	28,841	1,229,203

		1,229,203
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.(2)	37,518	791,630
Mattel Inc.	82,464	1,495,072

		2,286,702
TRANSPORTATION—1.81%
Burlington Northern Santa Fe Corp.(2)	78,484	6,540,072
CSX Corp.	46,052	2,753,910
FedEx Corp.	63,853	7,211,558
Norfolk Southern Corp.	86,585	4,681,651
Ryder System Inc.(2)	12,517	560,511
Union Pacific Corp.	55,744	5,203,702
United Parcel Service Inc. Class B	229,804	18,241,842

		45,193,246

TOTAL COMMON STOCKS
(Cost: $2,315,932,341)		2,470,820,313

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.36%

CERTIFICATES OF DEPOSIT(3)—0.24%
Toronto-Dominion Bank
3.94%, 07/10/06	$1,666,924	1,666,924
Washington Mutual Bank
4.79%, 05/10/06	1,666,924	1,666,924
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,667,078	2,667,078

		6,000,926
COMMERCIAL PAPER(3)—2.06%
Amstel Funding Corp.
4.40%, 05/08/06	1,666,924	1,659,792
Aspen Funding Corp.
4.90%, 04/03/06	566,754	566,754
Barton Capital Corp.
4.73%, 05/10/06	1,333,539	1,327,056
Bryant Park Funding LLC
4.72%, 04/18/06	1,791,243	1,787,720
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	833,462	831,600
CC USA Inc.
4.23%, 04/21/06	1,000,154	998,039
Chesham Finance LLC
4.73%-4.85%, 04/03/06-05/10/06	8,334,620	8,318,413
Ebury Finance Ltd.
4.79%, 05/10/06	833,462	829,359
Edison Asset Securitization LLC
4.37%, 05/08/06	1,666,924	1,659,842
Galaxy Funding Inc.
4.23%, 04/18/06	956,814	955,128
Giro Funding Corp.
4.76%, 04/24/06	833,462	831,148
Grampian Funding LLC
4.41%, 05/15/06	1,666,924	1,658,348
Jupiter Securitization Corp.
4.72%-4.73%, 04/18/06-04/25/06	4,688,957	4,676,193
Liberty Street Funding Corp.
4.73%, 04/18/06	833,462	831,819
Mont Blanc Capital Corp.
4.73%, 04/20/06	5,000,772	4,989,602
Nordea North America Inc.
4.16%, 04/04/06	3,500,540	3,500,136
Park Granada LLC
4.75%, 05/05/06	1,442,923	1,436,830
Sigma Finance Inc.
4.16%, 04/06/06	2,000,309	1,999,615
Solitaire Funding Ltd.
4.75%, 05/10/06	1,000,154	995,272
Sydney Capital Corp.
4.72%-4.73%, 04/18/06-04/21/06	6,781,713	6,767,778
Thunder Bay Funding Inc.
4.76%, 04/18/06	1,644,987	1,641,725
Tulip Funding Corp.
4.80%, 04/28/06	3,333,848	3,322,735

		51,584,904
MEDIUM-TERM NOTES(3)—0.49%
Dorada Finance Inc.
3.93%, 07/07/06	1,033,493	1,033,466
K2 USA LLC
3.94%, 07/07/06	2,000,309	2,000,283
Marshall & Ilsley Bank
5.18%, 12/15/06	3,333,848	3,341,895
Sigma Finance Inc.
5.13%, 03/30/07	1,166,847	1,166,847

Toronto-Dominion Bank
3.81%, 06/20/06	4,167,310	4,167,397
US Bank N.A.
2.85%, 11/15/06	666,770	659,172

		12,369,060
MONEY MARKET FUNDS—1.76%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%(4)(5)	43,989,329	43,989,329

		43,989,329
REPURCHASE AGREEMENTS(3)—1.40%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $5,002,831 (collateralized by non-U.S. Government debt securities, value $5,514,807, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$5,000,772	5,000,772
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $8,338,044 (collateralized by non-U.S. Government debt securities, value $8,754,672, 3.82% to 6.58%, 4/21/34 to 11/20/35).	8,334,620	8,334,620
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $8,337,989 (collateralized by U.S. Government obligations, value $8,485,757, 4.50% to 5.00%, 4/1/34 to 3/1/36).	8,334,620	8,334,620
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $6,670,491 (collateralized by non-U.S. Government debt securities, value $7,018,667, 0.00% to 10.00%, 1/1/08 to 1/1/10).	6,667,696	6,667,696
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $3,335,193 (collateralized by U.S. Government obligations, value $3,409,067, 4.76% to 5.80%, 9/1/15 to 2/1/36).	3,333,848	3,333,848
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $3,335,218 (collateralized by non-U.S. Government debt securities, value $3,451,480, 0.00% to 6.91%, 4/3/06 to 3/15/32).	3,333,848	3,333,848

		35,005,404
TIME DEPOSITS(3)—0.55%
Fifth Third Bank
4.84%, 04/03/06	3,745,311	3,745,311
Societe Generale
4.85%, 04/03/06	3,333,848	3,333,848
UBS AG
4.88%, 04/03/06	6,667,696	6,667,696

		13,746,855
U.S. TREASURY OBLIGATIONS—0.10%
U.S. Treasury Bill
4.41%, 06/22/06(6)(7)	2,450,000	2,425,701

		2,425,701
VARIABLE & FLOATING RATE NOTES(3)—4.76%
Allstate Life Global Funding II
4.71%-4.81%, 03/08/07-04/27/07(8)	7,701,189	7,702,584
American Express Bank
4.74%, 07/19/06	833,462	833,462
American Express Centurion Bank
4.78%, 06/29/06	1,333,539	1,333,539
American Express Credit Corp.
4.76%, 02/05/07	1,000,154	1,000,879

ASIF Global Financing
4.95%, 05/30/06(8)	6,334,311	6,335,907
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(8)	2,167,001	2,167,001
Beta Finance Inc.
4.77%, 05/25/06(8)	2,333,694	2,333,659
BMW US Capital LLC
4.72%, 04/16/07(8)	3,333,848	3,333,848
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(8)	266,708	266,708
CC USA Inc.
4.77%, 05/25/06(8)	1,833,616	1,833,589
Commodore CDO Ltd.
4.97%, 12/12/06(8)	833,462	833,462
DEPFA Bank PLC
4.92%, 03/15/07	3,333,848	3,333,848
Eli Lilly Services Inc.
4.60%, 03/30/07(8)	3,333,848	3,333,848
Fifth Third Bancorp.
4.78%, 01/23/07(8)	6,667,696	6,667,696
General Electric Capital Corp.
4.79%, 04/09/07	1,500,232	1,501,312
Hartford Life Global Funding Trusts
4.77%, 02/15/07	3,333,848	3,333,848
HBOS Treasury Services PLC
5.00%, 04/24/07(8)	3,333,848	3,333,848
Leafs LLC
4.78%, 01/22/07-02/20/07(8)	3,489,782	3,489,782
Marshall & Ilsley Bank
4.73%, 02/15/07	1,833,616	1,833,616
Metropolitan Life Global Funding I
4.67%, 04/05/07(8)	5,000,772	5,000,772
Natexis Banques Populaires
4.73%, 04/13/07(8)	2,500,386	2,500,386
Nationwide Building Society
4.70%-5.03%, 04/05/07-04/27/07(8)	9,001,389	9,001,721
Northern Rock PLC
4.68%, 02/02/07(8)	4,000,618	4,000,731
Permanent Financing PLC
4.66%, 06/12/06(8)	2,900,448	2,900,449
Pfizer Investment Capital PLC
4.71%, 02/15/07(8)	3,333,848	3,333,848
Principal Life Income Funding Trusts
4.70%, 05/10/06	2,500,386	2,500,395
Sedna Finance Inc.
4.75%, 09/20/06(8)	1,000,154	1,000,154
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(8)	3,333,848	3,333,848
Strips III LLC
4.86%, 07/24/06(8)	840,598	840,598
SunTrust Bank
4.62%, 04/28/06	5,000,772	5,000,772
Toyota Motor Credit Corp.
4.81%, 04/10/06	1,500,232	1,500,231
UniCredito Italiano SpA
4.84%, 06/14/06	4,334,002	4,333,699
Union Hamilton Special Funding LLC
4.97%, 09/28/06(8)	3,333,848	3,333,848
US Bank N.A.
4.75%, 09/29/06	1,500,232	1,500,039
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(8)	6,092,456	6,092,456

Wells Fargo & Co.
4.74%, 03/15/07(8)	1,666,924	1,667,040
WhistleJacket Capital Ltd.
4.75%-4.78%, 06/22/06-07/28/06(8)	1,666,924	1,666,859
White Pine Finance LLC
4.73%-4.78%, 05/22/06-06/20/06(8)	2,000,309	2,000,332
Wind Master Trust
4.82%, 08/25/06(8)	345,153	345,153
Winston Funding Ltd.
4.68%, 04/23/06(8)	2,380,367	2,380,367

		119,036,134

TOTAL SHORT-TERM INVESTMENTS
(Cost: $284,157,213)		284,158,313

TOTAL INVESTMENTS IN SECURITIES — 110.15%
(Cost: $2,600,089,554)		2,754,978,626
Other Assets, Less Liabilities — (10.15)%		(253,946,881)

NET ASSETS — 100.00%		$2,501,031,745

NVS Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The rate quoted is the yield to maturity.
(7)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(8)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

As of March 31, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (6/16/06)	424	$27,629,960	$3,987

			$3,987

See accompanying notes to schedules of investments.

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—99.99%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.46%, due 4/3/06, maturity value $503,552 (collateralized by U.S. Government obligations, value $513,479, 3.38%, 2/28/07).	$503,365	$503,365
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 4.50%, due 4/3/06, maturity value $503,554 (collateralized by U.S. Government obligations, value $518,174, 4.00%, 6/15/09).	503,365	503,365
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.45%, due 4/3/06, maturity value $503,552 (collateralized by U.S. Government obligations, value $514,047, 3.75%, 5/15/08).	503,365	503,365
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.45%, due 4/3/06, maturity value $513,555 (collateralized by U.S. Government obligations, value $527,979, 4.50%, 2/15/16).	513,365	513,365
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.62%, due 4/3/06, maturity value $503,559 (collateralized by U.S. Government obligations, value $516,504, 4.77%, 2/1/14).	503,365	503,365

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,526,825)		2,526,825

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $2,526,825)		2,526,825
Other Assets, Less Liabilities — 0.01%		316

NET ASSETS — 100.00%		$2,527,141

See accompanying notes to schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE SCHEDULES OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Except for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, the securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

The Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

FEDERAL INCOME TAXES

As of March 31, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$1,296,346,528	$150,219,117	$(33,227,434)	$116,991,683
Bond Index Master Portfolio	237,644,798	3,780,014	(5,523,012)	(1,742,998)
CoreAlpha Bond Master Portfolio	1,054,583,263	812,725	(22,067,127)	(21,254,402)
LifePath Retirement Master Portfolio (a)	90,199,880	7,717,232	—	7,717,232
LifePath 2010 Master Portfolio (a)	260,342,399	28,457,602	—	28,457,602
LifePath 2020 Master Portfolio (a)	584,144,662	64,101,149	—	64,101,149
LifePath 2030 Master Portfolio (a)	380,525,531	47,344,892	—	47,344,892
LifePath 2040 Master Portfolio (a)	263,765,286	31,305,858	—	31,305,858
S&P 500 Master Portfolio	2,654,525,597	414,152,967	(313,699,938)	100,453,029

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

FUTURES CONTRACTS

The Active Stock, Bond Index, CoreAlpha Bond and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills or U.S. Treasury Notes with face amounts of $300,000, $1,103,000 and $2,450,000, respectively, for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index and CoreAlpha Bond Master Portfolios may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. As of March 31, 2006, the Master Portfolio did not hold any index swap contracts. Details of interest rate swaps held by the Master Portfolio as of March 31, 2006 are included in its Schedule of Investments.

The CoreAlpha Bond Master Portfolio may also enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity” in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of March 31, 2006 are included in its Schedule of Investments.

OPTIONS ON SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of March 31, 2006 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. Details of short sales held by the Master Portfolio as of March 31, 2006 are included in its Schedule of Investments.

2. TRANSACTIONS WITH AFFILIATES

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest in substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the quarter ended March 31, 2006, including income earned from these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividends and Interest Income	Net Realized Gain (Loss)
Active Stock
IMMF	5,678	287,228	288,765	4,141	$4,141,434	$51,729	$—

Bond Index
IMMF	1,875	196,331	195,592	2,614	2,613,580	34,927	—

CoreAlpha Bond
IMMF	79,553	3,537,597	3,554,099	63,051	63,050,973	638,573	—

LifePath Retirement
IMMF	1,923	85,689	86,032	1,580	1,579,658	15,527	—
iShares Cohen & Steers Realty Majors Index Fund	—	74	—	74	6,375,068	45,190	—
iShares Lehman TIPS Bond Fund	—	247	—	247	24,810,829	—	—
iShares MSCI EAFE Index Fund	348	57	22	383	24,857,024	—	286,528

iShares S&P 500 Index Fund	—	27	27	—	—	3,795	30,185
iShares S&P MidCap 400 Index Fund	126	9	32	103	8,141,180	19,215	576,986
iShares S&P SmallCap 600 Index Fund	84	—	26	58	3,752,943	6,717	149,432

LifePath 2010
IMMF	4,736	185,420	187,831	2,325	2,325,084	33,594	—
iShares Cohen & Steers Realty Majors Index Fund	—	261	7	254	21,854,764	154,919	26,588
iShares Lehman TIPS Bond Fund	—	588	5	583	58,686,901	—	(9,477)
iShares MSCI EAFE Index Fund	1,309	213	138	1,384	89,877,455	—	2,047,896
iShares S&P 500 Index Fund	—	63	63	—	—	206	100,589
iShares S&P MidCap 400 Index Fund	420	26	91	355	28,130,586	66,584	1,613,630
iShares S&P SmallCap 600 Index Fund	267	—	71	196	12,784,819	22,882	393,387

LifePath 2020
IMMF	7,669	388,528	389,313	6,884	6,883,541	68,611	—
iShares Cohen & Steers Realty Majors Index Fund	—	596	—	596	51,168,311	344,126	—
iShares Lehman TIPS Bond Fund	—	599	—	599	60,280,996	—	—
iShares MSCI EAFE Index Fund	2,882	486	183	3,185	206,748,906	—	2,284,436
iShares S&P 500 Index Fund	—	272	272	—	—	32,428	386,020
iShares S&P MidCap 400 Index Fund	815	96	158	753	59,735,659	138,154	2,745,692
iShares S&P SmallCap 600 Index Fund	525	46	114	457	29,777,495	49,655	422,294

LifePath 2030
IMMF	6,725	301,017	302,763	4,979	4,978,961	53,095	—
iShares Cohen & Steers Realty Majors Index Fund	—	466	2	464	39,876,326	262,257	(143)
iShares Lehman TIPS Bond Fund	—	212	—	212	21,342,329	—	—
iShares MSCI EAFE Index Fund	2,206	429	130	2,505	162,594,023	—	1,500,959
iShares S&P 500 Index Fund	—	272	272	—	—	51,743	341,072
iShares S&P MidCap 400 Index Fund	596	91	110	577	45,760,083	105,888	1,902,508
iShares S&P SmallCap 600 Index Fund	379	48	90	337	21,985,184	36,451	284,798

LifePath 2040
IMMF	4,479	232,464	234,696	2,247	2,247,329	40,779	—
iShares Cohen & Steers Realty Majors Index Fund	—	368	17	351	30,193,163	192,584	2,933
iShares MSCI EAFE Index Fund	1,469	491	80	1,880	122,062,584	—	791,101
iShares S&P 500 Index Fund	—	207	207	—	—	50,574	206,350
iShares S&P MidCap 400 Index Fund	438	85	94	429	33,979,016	77,111	1,673,753
iShares S&P SmallCap 600 Index Fund	277	57	88	246	16,078,021	27,411	298,831

S&P 500 Index
IMMF	19,125	1,644,545	1,619,681	43,989	43,989,329	284,004	—

3. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2006, certain Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2.	Controls and Procedures.

(a)

The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes discussed in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a -2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Investment Portfolio

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: May 30, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Chief Financial Officer
Date: May 30, 2006